UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6454

Fidelity Municipal Trust II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2014

Item 1. Reports to Stockholders

Fidelity®

Michigan Municipal
Income Fund

and

Fidelity

Michigan Municipal Money Market Fund

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Michigan Municipal Income Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Michigan Municipal Money Market Fund
Investment Changes/ Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the Financial Statements

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Fidelity Michigan Municipal Income Fund	.49%
Actual		$ 1,000.00	$ 1,055.90	$ 2.50
HypotheticalA		$ 1,000.00	$ 1,022.36	$ 2.46
Fidelity Michigan Municipal Money Market Fund	.07%
Actual		$ 1,000.00	$ 1,000.05	$ .35
HypotheticalA		$ 1,000.00	$ 1,024.45	$ .35

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Michigan Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	37.0	38.8
Health Care	22.3	23.0
Water & Sewer	15.9	17.6
Education	5.6	6.1
Transportation	5.0	5.0
Weighted Average Maturity as of June 30, 2014
		6 months ago
Years	5.7	6.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2014
6 months ago
Years	5.7	7.0

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2014	As of December 31, 2013
AAA 2.7%	AAA 1.5%
AA,A 88.1%	AA,A 82.8%
BBB 4.3%	BBB 12.6%
BB and Below 0.2%	BB and Below 1.6%
Not Rated 0.5%	Not Rated 0.5%
Short-Term Investments and Net Other Assets 4.2%	Short-Term Investments and Net Other Assets 1.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Michigan Municipal Income Fund

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.8%
	Principal Amount	Value
Guam - 1.0%
Guam Ed. Fing. Foundation Ctfs. of Prtn.:
(Guam Pub. School Facilities Proj.) Series 2006 A, 5% 10/1/16	$ 1,045,000	$ 1,099,058
Series 2006 A, 5% 10/1/23	1,000,000	1,012,840
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/16 (b)	950,000	1,012,653
6.25% 10/1/34 (b)	1,000,000	1,111,880
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,175,000	1,379,203
		5,615,634
Michigan - 94.3%
Algonac Cmnty. Schools Series 2008, 5.25% 5/1/28 (FSA Insured)	1,575,000	1,783,829
Allegan Pub. School District Series 2008, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545,000	1,670,732
Ann Arbor Bldg. Auth. Series 2005 A:
5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405,000	1,447,150
5% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,481,242
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to Maturity)	1,594,000	1,864,103
Bay City Gen. Oblig. Series 1991, 0% 6/1/15 (AMBAC Insured)	1,725,000	1,686,239
Carman-Ainsworth Cmnty. School District Series 2005:
5% 5/1/16 (FSA Insured)	1,000,000	1,035,250
5% 5/1/17 (FSA Insured)	2,065,000	2,130,109
Carrier Creek Drainage District #326 Series 2005:
5% 6/1/16 (AMBAC Insured)	1,620,000	1,688,769
5% 6/1/25 (AMBAC Insured)	1,775,000	1,840,054
Charles Stewart Mott Cmnty. College Series 2005, 5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,736,322
Charter Township of Commerce Gen. Oblig. Series 2009 B, 5.125% 12/1/38	970,000	1,062,528
Chelsea School District Series 2008:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,720,000	1,788,095
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,887,591
Clarkston Cmnty. Schools Series 2008, 5% 5/1/16 (FSA Insured)	1,855,000	2,005,960
Comstock Park Pub. Schools Series 2005, 5% 5/1/16 (FSA Insured)	1,000,000	1,035,250
Detroit City School District Series 2005 A, 5.25% 5/1/30 (FSA Insured)	5,000,000	5,708,400
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Detroit School District Series 2012 A, 5% 5/1/24	$ 5,000,000	$ 5,434,450
Detroit Swr. Disp. Rev.:
Series 1998, 5.5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,099,532
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,400,000	1,480,612
Series 2003, 5% 7/1/32 (FSA Insured)	535,000	535,005
Series 2006 B, 5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,800,000	7,667,166
Series 2006, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,085,000	1,099,387
Series A, 0% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,730,000	6,730,000
Detroit Wtr. Supply Sys. Rev.:
Series 1993, 6.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,340,000	6,400,801
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,956,300
Series 2004 A, 5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,012,250
Series 2004:
5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,063,350
5.25% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,021,460
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,035,000	6,038,380
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,800,000	2,865,352
Series 2006 B, 7% 7/1/36 (FSA Insured)	2,700,000	2,933,577
Series 2006, 5% 7/1/33 (FSA Insured)	5,000,000	4,975,700
Detroit/Wayne Co. Stadium Auth. Series 2012:
5% 10/1/21 (FSA Insured)	1,000,000	1,081,900
5% 10/1/22 (FSA Insured)	1,000,000	1,078,320
DeWitt Pub. Schools Gen. Oblig. Series 2008, 5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550,000	1,715,091
Dexter Cmnty. Schools (School Bldg. and Site Proj.) Series 1998, 5.1% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,130,620
Durand Area Schools Gen. Oblig. Series 2006:
5% 5/1/27 (FSA Insured)	1,225,000	1,296,736
5% 5/1/28 (FSA Insured)	1,250,000	1,320,875
5% 5/1/29 (FSA Insured)	1,275,000	1,344,934
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
East Lansing School District Gen. Oblig. Series 2005, 5% 5/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,530,000	$ 3,640,383
Farmington Pub. School District Gen. Oblig. Series 2005, 5% 5/1/18 (FSA Insured)	4,500,000	4,660,515
Ferris State Univ. Rev. Series 2005:
5% 10/1/16 (Pre-Refunded to 10/1/14 @ 100)	1,255,000	1,269,872
5% 10/1/17 (Pre-Refunded to 10/1/14 @ 100)	1,320,000	1,335,642
Fraser Pub. School District Series 2005:
5% 5/1/16 (FSA Insured)	1,055,000	1,093,803
5% 5/1/17 (FSA Insured)	1,615,000	1,671,380
Garden City School District:
Series 2005, 5% 5/1/17 (FSA Insured)	1,390,000	1,435,231
Series 2006, 5% 5/1/19 (FSA Insured)	1,205,000	1,279,614
Genesee County Gen. Oblig. Series 2005:
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,355,000	1,401,734
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,505,000	1,554,605
Gibraltar School District Series 2005:
5% 5/1/16 (FSA Insured)	1,230,000	1,269,397
5% 5/1/17 (FSA Insured)	1,230,000	1,268,782
Grand Blanc Cmnty. Schools Series 2013, 4% 5/1/24	4,925,000	5,283,934
Grand Ledge Pub. Schools District (School Bldg. & Site Proj.) Series 2007:
5% 5/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,175,000	1,302,570
5% 5/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,439,230
5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,755,225
Grand Rapids Cmnty. College Series 2008:
5% 5/1/17 (FSA Insured)	1,315,000	1,468,710
5% 5/1/19 (FSA Insured)	1,315,000	1,505,096
Grand Rapids San. Swr. Sys. Rev.:
Series 2005:
5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,096,600
5.125% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,083,880
Series 2008, 5% 1/1/38	3,320,000	3,560,401
Series 2012, 5% 1/1/37	1,250,000	1,389,663
Grand Rapids Wtr. Supply Sys. Series 2005, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,254,600
Grand Traverse County Hosp. Series 2011 A, 5.375% 7/1/35	2,000,000	2,138,640
Grand Valley Michigan State Univ. Rev.:
Series 2007, 5% 12/1/19 (AMBAC Insured)	500,000	539,935
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Grand Valley Michigan State Univ. Rev.: - continued
Series 2008, 5% 12/1/33 (FSA Insured)	$ 5,000,000	$ 5,208,600
Series 2009, 5.625% 12/1/29	2,400,000	2,640,744
Grosse Ile Township School District Unltd. Tax Gen. Oblig. Series 2006:
5% 5/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950,000	2,094,222
5% 5/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950,000	2,073,279
Harper Creek Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
4.75% 5/1/27 (FSA Insured)	500,000	540,235
5.25% 5/1/21 (FSA Insured)	2,000,000	2,290,000
5.25% 5/1/24 (FSA Insured)	2,100,000	2,391,837
Haslett Pub. Schools Series 2005, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,139,710
Hudsonville Pub. Schools:
Series 2005, 5% 5/1/16 (FSA Insured)	1,000,000	1,038,400
4% 5/1/24	1,220,000	1,312,000
4% 5/1/25	500,000	534,105
5% 5/1/20	1,000,000	1,161,240
5% 5/1/22	600,000	698,142
5.25% 5/1/41	1,750,000	1,892,503
Ingham, Eaton and Clinton Counties Lansing School District 5% 5/1/22	1,730,000	2,014,308
Jackson County Hosp. Fin. Auth. Hosp. Rev. (Allegiance Health Proj.) Series 2010 A, 5% 6/1/37 (FSA Insured)	2,250,000	2,345,670
Kalamazoo Pub. Schools Series 2006:
5% 5/1/17 (FSA Insured)	3,165,000	3,412,313
5.25% 5/1/16 (FSA Insured)	1,500,000	1,632,345
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Metropolitan Hosp. Proj.) Series 2005 A:
6% 7/1/35	1,175,000	1,220,214
6.25% 7/1/40	165,000	170,957
(Spectrum Health Sys. Proj.) Series 2011 A, 5.5% 11/15/25	5,000,000	5,824,100
Kentwood Pub. Schools Series 2012:
4% 5/1/21	1,000,000	1,121,600
4% 5/1/22	1,000,000	1,120,360
L'Anse Creuse Pub. Schools:
Series 2005, 5% 5/1/24 (FSA Insured)	1,350,000	1,395,414
Series 2012:
5% 5/1/22	1,500,000	1,774,260
5% 5/1/23	1,500,000	1,749,345
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	$ 5,000,000	$ 5,645,400
Lansing Cmnty. College:
5% 5/1/23	1,135,000	1,333,795
5% 5/1/25	1,540,000	1,788,356
Lapeer Cmnty. Schools Series 2007:
5% 5/1/19 (FSA Insured)	1,350,000	1,534,275
5% 5/1/20 (FSA Insured)	1,425,000	1,620,083
5% 5/1/22 (FSA Insured)	1,395,000	1,581,512
Lenawee Co. Hosp. Fin. Auth. Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 B, 6% 11/15/35	3,030,000	3,511,619
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series 2008 I, 6% 10/15/38	5,000,000	5,796,850
Series 2009 I, 5.25% 10/15/25 (Assured Guaranty Corp. Insured)	2,000,000	2,317,760
Series IA:
5.375% 10/15/41	3,000,000	3,328,200
5.5% 10/15/45	10,000,000	11,025,300
Michigan Fin. Auth. Rev.:
(Holland Cmnty. Hosp. Proj.) Series 2013 A:
5% 1/1/33	1,250,000	1,323,575
5% 1/1/40	3,000,000	3,122,100
(Trinity Health Sys. Proj.) Series 2010 A, 5% 12/1/27	1,100,000	1,253,560
Series 2012 A:
4.125% 6/1/32	3,000,000	2,816,820
5% 6/1/39	12,290,000	12,289,500
Series 2012 B, 5% 7/1/22	2,600,000	2,831,348
Series 2012:
5% 11/15/24	660,000	740,909
5% 11/15/25	1,000,000	1,114,850
5% 11/1/26	5,000,000	5,424,650
5% 11/15/26	800,000	883,912
5% 11/15/36	6,200,000	6,524,198
5% 11/1/42	2,000,000	2,049,140
5% 11/15/42	4,500,000	4,690,260
Series 2013:
5% 8/15/30	4,105,000	4,396,414
5% 8/15/31	2,310,000	2,455,877
Michigan Gen. Oblig. Series 2007, 5.25% 9/15/21 (FSA Insured)	5,000,000	5,603,600
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.):
Series 2006 A:
5% 11/15/14	$ 1,000,000	$ 1,014,850
5% 11/15/17	1,000,000	1,089,130
Series 2009, 5.25% 11/15/24	3,000,000	3,357,420
(McLaren Health Care Corp. Proj.):
Series 2008 A, 5.75% 5/15/38	6,890,000	7,656,444
Series 2012 A, 5% 6/1/24	2,765,000	3,155,999
(MidMichigan Obligated Group Proj.) Series 2009 A, 6.125% 6/1/39	3,740,000	4,103,266
(Oakwood Hosp. Proj.) Series 2007, 5% 7/15/17	1,000,000	1,099,340
(Sisters of Mercy Health Corp. Proj.) Series 1993, 5.375% 8/15/14 (Escrowed to Maturity)	55,000	55,335
(Sparrow Hosp. Obligated Group Proj.) Series 2007:
5% 11/15/17	535,000	591,223
5% 11/15/18	1,725,000	1,881,458
5% 11/15/19	1,000,000	1,079,540
5% 11/15/20	2,000,000	2,146,360
5% 11/15/31	5,000,000	5,139,950
(Trinity Health Sys. Proj.):
Series 2008 A, 6.5% 12/1/33	5,000,000	5,740,100
5% 12/1/26	3,725,000	4,052,912
Bonds Series 2010 F3, 1.4%, tender 6/29/18 (a)	5,000,000	5,007,750
Michigan Muni. Bond Auth. Rev.:
(Local Govt. Ln. Prog.):
Series 2007, 5% 12/1/21 (AMBAC Insured)	1,155,000	1,188,322
Series G, 0% 5/1/19 (AMBAC Insured)	1,865,000	1,569,901
(State Clean Wtr. Revolving Fund Proj.) Series 2006, 5% 10/1/27	4,225,000	4,592,195
Series 2005, 5% 10/1/23	385,000	445,965
Series C, 0% 6/15/15 (FSA Insured)	3,000,000	2,958,540
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Cadillac Place Office Bldg. Proj.) Series 2011, 5.25% 10/15/26	3,585,000	4,011,974
(Detroit Edison Co. Proj.) Series BB, 7% 5/1/21 (AMBAC Insured)	8,520,000	10,765,702
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Escrowed to Maturity)	1,875,000	2,154,056
Michigan Trunk Line Fund Rev.:
Series 1998 A, 5.5% 11/1/16	3,000,000	3,347,430
Series 2011, 5% 11/15/36	2,000,000	2,224,800
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Monroe County Hosp. Fin. Auth. Series 2006, 5.375% 6/1/26	$ 3,200,000	$ 3,264,096
North Kent Swr. Auth. Wtr. & Swr. Rev. Series 2006:
5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	420,000	459,778
5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	490,000	535,457
5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,645,000	1,791,224
5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,290,000	1,403,107
Northview Pub. Schools District Series 2008, 5% 5/1/21 (FSA Insured)	1,070,000	1,215,199
Northville Pub. Schools Series 2005:
5% 5/1/15 (FSA Insured)	1,525,000	1,585,375
5% 5/1/16 (FSA Insured)	1,475,000	1,529,619
5% 5/1/17 (FSA Insured)	3,675,000	3,733,396
Oakland Univ. Rev.:
Series 2012:
5% 3/1/24	1,170,000	1,329,050
5% 3/1/25	1,225,000	1,377,255
5% 3/1/26	1,290,000	1,441,033
5% 3/1/37	4,000,000	4,258,760
Series 2013 A:
5% 3/1/25	995,000	1,132,738
5% 3/1/26	1,620,000	1,831,135
5% 3/1/27	815,000	919,255
5% 3/1/38	2,900,000	3,108,162
Olivet Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
5.25% 5/1/23 (FSA Insured)	1,010,000	1,137,502
5.25% 5/1/27 (FSA Insured)	1,135,000	1,269,804
Petoskey Pub. School District Series 2005, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,175,000	1,218,710
Plainwell Cmnty. School District:
(School Bldg. & Site Proj.) Series 2008:
5% 5/1/23 (Assured Guaranty Corp. Insured)	1,885,000	2,108,580
5% 5/1/28 (Assured Guaranty Corp. Insured)	1,000,000	1,108,820
Series 2005:
5% 5/1/15 (FSA Insured)	1,030,000	1,069,902
5% 5/1/16 (FSA Insured)	1,025,000	1,062,956
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Plymouth-Canton Cmnty. School District Series 2008, 5% 5/1/20 (FSA Insured)	$ 5,000,000	$ 5,664,500
Portage Pub. Schools Series 2008, 5% 5/1/22 (FSA Insured)	4,300,000	4,849,196
Ravenna Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) Series 2008:
5% 5/1/31 (FSA Insured)	2,080,000	2,207,629
5% 5/1/38 (FSA Insured)	1,000,000	1,048,140
Rochester Cmnty. School District:
4% 5/1/19	1,375,000	1,535,848
5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,716,030
Rockford Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) 5% 5/1/30 (FSA Insured)	3,975,000	4,296,180
Royal Oak Hosp. Fin. Auth. Hosp. Rev.:
(William Beaumont Hosp. Proj.) Series 2009 V:
8% 9/1/29 (Pre-Refunded to 9/1/18 @ 100)	1,945,000	2,504,032
8.25% 9/1/39 (Pre-Refunded to 9/1/18 @ 100)	3,425,000	4,444,280
Series 2014 D:
5% 9/1/26	1,000,000	1,137,840
5% 9/1/27	1,000,000	1,128,140
5% 9/1/28	1,500,000	1,681,725
Saginaw Hosp. Fin. Auth. Hosp. Rev. (Covenant Med. Ctr., Inc.) Series 2010 H, 5% 7/1/30	5,000,000	5,204,650
Saint Clair County Gen. Oblig. 5% 4/1/26	1,495,000	1,688,064
Shepherd Pub. Schools Series 2008, 5% 5/1/17 (FSA Insured)	1,025,000	1,134,173
South Haven Gen. Oblig. Series 2009, 5.125% 12/1/33 (Assured Guaranty Corp. Insured)	1,000,000	1,096,480
South Redford School District Series 2005, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,168,200
Three Rivers Cmnty. Schools Series 2008, 5% 5/1/16 (FSA Insured)	1,750,000	1,895,775
Troy School District Series 2006:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,039,930
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,084,070
Utica Cmnty. Schools Series 2007, 5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,039,760
Wayne Charter County Gen. Oblig. Series 2001 A, 5.5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,002,850
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2012 A:
5% 12/1/24	$ 2,875,000	$ 3,206,746
5% 12/1/25	5,120,000	5,675,264
Series 2011 A, 5% 12/1/21 (b)	5,000,000	5,702,750
Series 2012 A:
5% 12/1/22	2,220,000	2,509,088
5% 12/1/23	2,300,000	2,579,680
West Ottawa Pub. School District:
Series 2012 A:
5% 5/1/25	4,310,000	4,967,706
5% 5/1/26	2,000,000	2,297,100
Series 2014 1:
5% 5/1/30	725,000	819,250
5% 5/1/32	500,000	559,245
5% 5/1/34	900,000	997,965
5% 5/1/35	250,000	276,345
Western Michigan Univ. Rev. Series 2008, 5% 11/15/20 (FSA Insured)	5,280,000	5,941,954
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2012, 5% 1/1/23	1,000,000	1,162,830
Williamston Cmnty. Schools Gen. Oblig. Series 2005, 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,032,710
Willow Run Cmnty. Schools County of Washtenaw Series 2005, 5% 5/1/17 (FSA Insured)	1,875,000	1,943,156
Wyoming Sewage Disp. Sys. Rev. Series 2005, 5% 6/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,138,760
Zeeland Pub. Schools Series 2005:
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,035,000	2,110,702
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	170,000	176,224
		517,618,471
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	$ 1,500,000	$ 1,579,620
Series 2009 B, 5% 10/1/25	1,200,000	1,313,172
		2,892,792
TOTAL INVESTMENT PORTFOLIO - 95.8% (Cost $503,183,772)	526,126,897
NET OTHER ASSETS (LIABILITIES) - 4.2%	23,172,699
NET ASSETS - 100%	$ 549,299,596
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	37.0%
Health Care	22.3%
Water & Sewer	15.9%
Education	5.6%
Transportation	5.0%
Others* (Individually Less Than 5%)	14.2%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $503,183,772)		$ 526,126,897
Cash		18,674,355
Receivable for fund shares sold		172,336
Interest receivable		5,640,488
Other receivables		1,693
Total assets		550,615,769

Liabilities
Payable for fund shares redeemed	$ 432,516
Distributions payable	552,723
Accrued management fee	164,248
Transfer agent fee payable	107,190
Other affiliated payables	34,577
Other payables and accrued expenses	24,919
Total liabilities		1,316,173

Net Assets		$ 549,299,596
Net Assets consist of:
Paid in capital		$ 527,546,184
Undistributed net investment income		177,434
Accumulated undistributed net realized gain (loss) on investments		(1,367,147)
Net unrealized appreciation (depreciation) on investments		22,943,125
Net Assets, for 45,332,745 shares outstanding		$ 549,299,596
Net Asset Value, offering price and redemption price per share ($549,299,596 ÷ 45,332,745 shares)		$ 12.12

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Interest		$ 11,004,233

Expenses
Management fee	$ 967,876
Transfer agent fees	214,009
Accounting fees and expenses	67,512
Custodian fees and expenses	5,870
Independent trustees' compensation	1,082
Registration fees	16,656
Audit	27,123
Legal	6,121
Miscellaneous	2,761
Total expenses before reductions	1,309,010
Expense reductions	(1,837)	1,307,173
Net investment income (loss)		9,697,060
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(1,295,074)
Change in net unrealized appreciation (depreciation) on investment securities		20,723,512
Net gain (loss)		19,428,438
Net increase (decrease) in net assets resulting from operations		$ 29,125,498

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Income Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,697,060	$ 22,660,240
Net realized gain (loss)	(1,295,074)	3,599,552
Change in net unrealized appreciation (depreciation)	20,723,512	(46,628,546)
Net increase (decrease) in net assets resulting from operations	29,125,498	(20,368,754)
Distributions to shareholders from net investment income	(9,681,607)	(22,640,771)
Distributions to shareholders from net realized gain	(579,735)	(2,990,760)
Total distributions	(10,261,342)	(25,631,531)
Share transactions Proceeds from sales of shares	29,061,729	83,580,460
Reinvestment of distributions	6,584,823	16,076,286
Cost of shares redeemed	(33,500,559)	(219,065,996)
Net increase (decrease) in net assets resulting from share transactions	2,145,993	(119,409,250)
Redemption fees	296	16,984
Total increase (decrease) in net assets	21,010,445	(165,392,551)

Net Assets
Beginning of period	528,289,151	693,681,702
End of period (including undistributed net investment income of $177,434 and undistributed net investment income of $161,981, respectively)	$ 549,299,596	$ 528,289,151
Other Information Shares
Sold	2,421,968	6,787,792
Issued in reinvestment of distributions	549,522	1,331,508
Redeemed	(2,809,071)	(18,255,790)
Net increase (decrease)	162,419	(10,136,490)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.70	$ 12.54	$ 12.24	$ 11.66	$ 11.85	$ 11.29
Income from Investment Operations
Net investment income (loss) D	.216	.437	.445	.463	.462	.460
Net realized and unrealized gain (loss)	.433	(.777)	.303	.586	(.184)	.575
Total from investment operations	.649	(.340)	.748	1.049	.278	1.035
Distributions from net investment income	(.216)	(.436)	(.444)	(.462)	(.461)	(.460)
Distributions from net realized gain	(.013)	(.064)	(.004)	(.007)	(.007)	(.015)
Total distributions	(.229)	(.500)	(.448)	(.469)	(.468)	(.475)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 12.12	$ 11.70	$ 12.54	$ 12.24	$ 11.66	$ 11.85
Total ReturnB, C	5.59%	(2.75)%	6.19%	9.20%	2.32%	9.30%
Ratios to Average Net Assets E
Expenses before reductions	.49%A	.48%	.49%	.49%	.49%	.50%
Expenses net of fee waivers, if any	.49%A	.48%	.49%	.49%	.49%	.50%
Expenses net of all reductions	.49%A	.48%	.48%	.49%	.49%	.50%
Net investment income (loss)	3.65%A	3.59%	3.57%	3.90%	3.86%	3.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 549,300	$ 528,289	$ 693,682	$ 621,994	$ 626,752	$ 645,195
Portfolio turnover rate	4%A	8%	10%	9%	7%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 6/30/14	% of fund's investments 12/31/13	% of fund's investments 6/30/13
1 - 7	72.6	74.1	74.7
8 - 30	4.5	4.3	7.9
31 - 60	12.8	11.8	2.7
61 - 90	2.8	0.9	1.6
91 - 180	2.1	1.4	6.2
> 180	5.2	7.5	6.9
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	6/30/14	12/31/13	6/30/13
Fidelity Michigan Municipal Money Market Fund	26 Days	27 Days	34 Days
All Tax-Free Money Market Funds Average*	35 Days	36 Days	34 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

* Source: iMoneyNet, Inc.
Weighted Average Life
	6/30/14	12/31/13	6/30/13
Fidelity Michigan Municipal Money Market Fund	26 Days	27 Days	35 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of June 30, 2014	As of December 31, 2013
Variable Rate Demand Notes (VRDNs) 58.8%	Variable Rate Demand Notes (VRDNs) 55.8%
Other Municipal Debt 32.8%	Other Municipal Debt 27.1%
Investment Companies 7.7%	Investment Companies 15.0%
Net Other Assets (Liabilities) 0.7%	Net Other Assets (Liabilities) 2.1%

Current and Historical Seven-Day Yields

	6/30/14	3/31/14	12/31/13	9/30/13	6/30/13
Fidelity Michigan Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending June 30, 2014, the most recent period shown in the table, would have been -0.44%.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 58.8%
	Principal Amount	Value
Alabama - 0.0%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.36% 7/7/14, VRDN (a)(d)	$ 600,000	$ 600,000
Delaware - 0.5%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.15% 7/1/14, VRDN (a)(d)	2,300,000	2,300,000
Series 1988, 0.15% 7/1/14, VRDN (a)(d)	500,000	500,000
Series 1994, 0.15% 7/1/14, VRDN (a)(d)	1,900,000	1,900,000
Series 1999 A, 0.25% 7/7/14, VRDN (a)	400,000	400,000
		5,100,000
Louisiana - 0.0%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.3% 7/7/14, VRDN (a)	300,000	300,000
Michigan - 56.5%
Central Michigan Univ. Rev. Series 2008 A, 0.05% 7/7/14, LOC JPMorgan Chase Bank, VRDN (a)	13,815,000	13,815,000
Grand Traverse County Hosp. Series 2011 B, 0.1% 7/7/14, LOC JPMorgan Chase Bank, VRDN (a)	19,825,000	19,825,000
Grand Valley Michigan State Univ. Rev. Series 2008 B, 0.05% 7/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	27,940,000	27,940,000
Huron Co. Econ. Dev. Corp. Ltd. Oblig. Rev. (Scheurer Hosp. Proj.) Series 2001, 0.26% 7/7/14, LOC RBS Citizens NA, VRDN (a)	730,000	730,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Metropolitan Hosp. Proj.) Series 2012, 0.08% 7/7/14, LOC Bank of America NA, VRDN (a)	14,675,000	14,675,000
Livonia Econ. Dev. Corp. (Madonna Univ. Proj.) Series 2009, 0.06% 7/7/14, LOC Fed. Home Ln. Bank Chicago, VRDN (a)	8,600,000	8,600,000
Michigan Bldg. Auth. Rev.:
Participating VRDN Series EGL 14 0028, 0.07% 7/7/14 (Liquidity Facility Citibank NA) (a)(e)	20,000,000	20,000,000
Series 2011 IIB, 0.04% 7/7/14, LOC JPMorgan Chase Bank, VRDN (a)	42,790,000	42,790,000
Michigan Fin. Auth. Rev.:
Participating VRDN Series Putters 4286, 0.07% 7/7/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,000,000	2,000,000
Series 2012 C, 0.07% 7/1/14, LOC Citibank NA, VRDN (a)	16,360,000	16,360,000
Series 22 A, 0.07% 7/7/14, LOC State Street Bank & Trust Co., Boston, VRDN (a)(d)	74,800,000	74,800,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Michigan - continued
Michigan Higher Ed. Rev.:
(Thomas M. Cooley Law School Proj.) Series 2008 A, 0.04% 7/7/14, LOC Wells Fargo Bank NA, VRDN (a)	$ 41,375,000	$ 41,375,000
(Univ. of Detroit Mercy Proj.) Series 2007, 0.2% 7/1/14, LOC Comerica Bank, LOC JPMorgan Chase Bank, VRDN (a)	15,780,000	15,780,000
Michigan Hosp. Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.) Series 2007, 0.07% 7/7/14, LOC JPMorgan Chase Bank, VRDN (a)	17,885,000	17,885,000
(McLaren Health Care Corp. Proj.) Series 2008 B3, 0.07% 7/7/14, LOC JPMorgan Chase Bank, VRDN (a)	2,000,000	2,000,000
Michigan Hsg. Dev. Auth. Ltd.:
(Sand Creek Apts., Phase I Proj.) Series 2007 A, 0.09% 7/7/14, LOC Citibank NA, VRDN (a)(d)	3,670,000	3,670,000
(Sand Creek II Apts. Proj.) Series 2007 A, 0.09% 7/7/14, LOC Citibank NA, VRDN (a)(d)	5,455,000	5,455,000
(Teal Run I Apts. Proj.) Series 2007 A, 0.09% 7/7/14, LOC Citibank NA, VRDN (a)(d)	6,305,000	6,305,000
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Canton Club East Apts. Proj.) Series 1998 A, 0.1% 7/7/14, LOC Fannie Mae, VRDN (a)(d)	6,400,000	6,400,000
(Hunt Club Apts. Proj.) 0.08% 7/7/14, LOC Fannie Mae, VRDN (a)(d)	6,395,000	6,395,000
Michigan Hsg. Dev. Ltd. Oblig. Rev. (JAS Non-Profit Hsg. Corp. VI Proj.) Series 2000, 0.05% 7/7/14, LOC JPMorgan Chase Bank, VRDN (a)	5,700,000	5,700,000
Michigan State Univ. Revs. Series 2000 A, 0.04% 7/7/14 (Liquidity Facility Northern Trust Co.), VRDN (a)	28,035,000	28,035,000
Michigan Strategic Fund Indl. Dev. Rev. (Lapeer Industries, Inc. Proj.) Series 2007, 0.2% 7/7/14, LOC Bank of America NA, VRDN (a)(d)	1,070,000	1,070,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Air Products and Chemicals, Inc. Proj.) Series 2007 V1, 0.04% 7/1/14, VRDN (a)	37,650,000	37,650,000
(BC & C Proj.) 0.16% 7/7/14, LOC Comerica Bank, VRDN (a)(d)	320,000	320,000
(Consumers Energy Co. Proj.):
0.06% 7/7/14, LOC JPMorgan Chase Bank, VRDN (a)	13,500,000	13,500,000
0.07% 7/7/14, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,900,000	1,900,000
(Greenpath, Inc. Proj.) Series 2011, 0.06% 7/7/14, LOC PNC Bank NA, VRDN (a)	5,420,000	5,420,000
(Henry Ford Museum & Greenfield Village Proj.) Series 2002, 0.04% 7/1/14, LOC Comerica Bank, VRDN (a)	10,550,000	10,550,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.: - continued
(The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 0.06% 7/7/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	$ 19,000,000	$ 19,000,000
(The YMCA of Greater Grand Rapids Proj.) Series 2010, 0.07% 7/7/14, LOC Comerica Bank, VRDN (a)	9,785,000	9,785,000
(YMCA Metropolitan Detroit Proj.) Series 2001, 0.07% 7/7/14, LOC JPMorgan Chase Bank, VRDN (a)	1,900,000	1,900,000
(YMCA Metropolitan Lansing Proj.) Series 2002, 0.11% 7/7/14, LOC Bank of America NA, VRDN (a)	8,100,000	8,100,000
Oakland County Econ. Dev. Corp. Ltd. Oblig. Rev. (Osmic, Inc. Proj.) Series 2001 A, 0.1% 7/7/14, LOC JPMorgan Chase Bank, VRDN (a)(d)	3,800,000	3,800,000
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 49, 0.06% 7/7/14 (Liquidity Facility Royal Bank of Canada) (a)(e)	13,700,000	13,700,000
Univ. of Michigan Rev.:
Series 2012 A, 0.05% 7/7/14, VRDN (a)	3,030,000	3,030,000
Series 2012 D2, 0.04% 7/7/14, VRDN (a)	56,430,000	56,430,000
		566,690,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.36% 7/7/14, VRDN (a)(d)	600,000	600,000
Nevada - 0.6%
Clark County Arpt. Rev.:
Series 2008 C2, 0.05% 7/7/14, LOC Landesbank Baden-Wurttemberg, VRDN (a)(d)	700,000	700,000
Series 2008 C3, 0.08% 7/7/14, LOC Landesbank Baden-Wurttemberg, VRDN (a)(d)	5,300,000	5,300,000
		6,000,000
New Jersey - 0.2%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.22% 7/7/14, VRDN (a)	1,400,000	1,400,000
Series 2012 A, 0.24% 7/7/14, VRDN (a)(d)	500,000	500,000
		1,900,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - 0.1%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.12% 7/7/14, LOC KeyBank NA, VRDN (a)	$ 100,000	$ 100,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 0.21% 7/7/14, LOC RBS Citizens NA, VRDN (a)	1,500,000	1,500,000
		1,600,000
Texas - 0.5%
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Deer Park Refining Ltd. Partnership Proj.) Series 2002, 0.22% 7/1/14, VRDN (a)(d)	3,800,000	3,800,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.19% 7/1/14, VRDN (a)	300,000	300,000
Series 2004, 0.25% 7/7/14, VRDN (a)(d)	400,000	400,000
Series 2010 C, 0.19% 7/1/14, VRDN (a)	300,000	300,000
		4,800,000
Virginia - 0.2%
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.14% 7/7/14, LOC Bank of America NA, VRDN (a)	1,910,000	1,910,000
Wyoming - 0.1%
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 0.25% 7/7/14, VRDN (a)(d)	600,000	600,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1984, 0.2% 7/7/14, VRDN (a)	200,000	200,000
		800,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $590,300,000)		590,300,000
Other Municipal Debt - 32.8%

Massachusetts - 0.0%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 A, 0.27% tender 8/11/14, CP mode	100,000	100,000
Michigan - 32.7%
Grand Traverse County Hosp. Bonds 4% 7/1/14	1,125,000	1,125,000
Kalamazoo Gen. Oblig. TAN 1% 12/1/14	3,000,000	3,010,686
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.5%, tender 1/15/15 (a)	7,270,000	7,478,775
Other Municipal Debt - continued
	Principal Amount	Value
Michigan - continued
Michigan Bldg. Auth. Rev.:
Bonds (Facilities Prog.):
Series 2005 1, 5% 10/15/14	$ 1,000,000	$ 1,014,080
Series 2013 1A, 3% 10/15/14	1,250,000	1,260,048
0.09% 8/21/14, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	48,280,000	48,280,000
Michigan Fin. Auth. Rev. Bonds:
Series 2012 A:
3% 1/1/15	670,000	679,484
4% 1/1/15	1,000,000	1,019,407
5% 7/1/14	43,030,000	43,030,000
5% 1/1/15	4,350,000	4,456,057
Series 2013 M1, 0.09%, tender 9/2/14 (a)	14,050,000	14,050,000
Michigan Gen. Oblig. Bonds Series 2001, 5.5% 12/1/14	9,780,000	9,999,962
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Cr. Group Proj.):
Series 1999 B3, 2%, tender 8/1/14 (a)	23,805,000	23,842,146
Series 1999 B4, 0.9%, tender 3/16/15 (a)	8,450,000	8,494,104
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
0.12%, tender 1/26/15 (a)	7,610,000	7,610,000
0.12%, tender 1/26/15 (a)	7,900,000	7,900,000
0.12%, tender 1/26/15 (a)	7,100,000	7,100,000
(Trinity Health Sys. Proj.) Series 2008 C:
0.08% tender 8/5/14, CP mode	34,000,000	34,000,000
0.08% tender 8/6/14, CP mode	10,700,000	10,700,000
0.08% tender 8/11/14, CP mode	9,600,000	9,600,000
0.1% tender 7/8/14, CP mode	28,500,000	28,500,000
Michigan Muni. Bond Auth. Rev. Bonds 5% 10/1/14 (Pre-Refunded to 10/1/14 @ 100)	1,810,000	1,832,347
Michigan State Univ. Revs. Bonds:
Series 2010 C, 5% 2/15/15	1,500,000	1,545,406
Series WF 11 33 C, 0.12%, tender 9/25/14 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	7,615,000	7,615,000
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds (Facility for Rare Isotope Beams Proj.) Series 2014, 2% 3/1/15	1,940,000	1,963,499
Michigan Trunk Line Fund Rev. Bonds:
Series 1998 A, 5.25% 11/1/14	1,125,000	1,144,262
Series 2004, 5% 9/1/14	2,100,000	2,117,034
Series 2005 B, 5% 9/1/14	155,000	156,234
Series 2006, 5% 11/1/14	1,320,000	1,341,342
Series 2012, 5% 11/15/14	1,185,000	1,206,184
Other Municipal Debt - continued
	Principal Amount	Value
Michigan - continued
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Bonds Series 2014 D, 2% 9/1/14	$ 4,000,000	$ 4,012,177
Univ. of Michigan Rev.:
Bonds:
Series 2009 A, 5% 4/1/15	3,535,000	3,663,802
Series 2009 B, 0.07% tender 7/15/14, CP mode	16,000,000	16,000,000
Series 1, 0.07% 7/1/14, CP	12,290,000	12,290,000
		328,037,036
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A2, 0.32% tender 8/8/14, CP mode (d)	100,000	100,000
Series 1990 B, 0.37% tender 7/31/14, CP mode	1,100,000	1,100,000
		1,200,000
TOTAL OTHER MUNICIPAL DEBT (Cost $329,337,036)		329,337,036
Investment Company - 7.7%
	Shares
Fidelity Municipal Cash Central Fund, 0.06% (b)(c) (Cost $77,192,000)	77,192,000	77,192,000
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $996,829,036)		996,829,036
NET OTHER ASSETS (LIABILITIES) - 0.7%		6,536,860
NET ASSETS - 100%		$ 1,003,365,896
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,615,000 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Michigan State Univ. Revs. Bonds Series WF 11 33 C, 0.12%, tender 9/25/14 (Liquidity Facility Wells Fargo Bank NA)	3/17/11 - 5/15/12	$ 7,615,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 31,871
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $919,637,036)	$ 919,637,036
Fidelity Central Funds (cost $77,192,000)	77,192,000
Total Investments (cost $996,829,036)		$ 996,829,036
Cash		159,425
Receivable for investments sold		7,000,000
Receivable for fund shares sold		10,626,920
Interest receivable		1,830,432
Distributions receivable from Fidelity Central Funds		5,127
Other receivables		266
Total assets		1,016,451,206

Liabilities
Payable for investments purchased	$ 7,565,000
Payable for fund shares redeemed	5,141,885
Distributions payable	353
Accrued management fee	46,166
Other affiliated payables	311,259
Other payables and accrued expenses	20,647
Total liabilities		13,085,310

Net Assets		$ 1,003,365,896
Net Assets consist of:
Paid in capital		$ 1,003,359,308
Undistributed net investment income		6,623
Accumulated undistributed net realized gain (loss) on investments		(35)
Net Assets, for 1,002,219,849 shares outstanding		$ 1,003,365,896
Net Asset Value, offering price and redemption price per share ($1,003,365,896 ÷ 1,002,219,849 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Interest		405,832
Income from Fidelity Central Funds		31,871
Total income		437,703

Expenses
Management fee	$ 1,880,721
Transfer agent fees	762,989
Accounting fees and expenses	60,077
Custodian fees and expenses	6,405
Independent trustees' compensation	2,040
Registration fees	27,161
Audit	18,887
Legal	6,581
Miscellaneous	3,561
Total expenses before reductions	2,768,422
Expense reductions	(2,388,881)	379,541
Net investment income (loss)		58,162
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		5
Net increase in net assets resulting from operations		$ 58,167

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 58,162	$ 100,382
Net realized gain (loss)	5	251,597
Net increase in net assets resulting from operations	58,167	351,979
Distributions to shareholders from net investment income	(51,539)	(98,444)
Distributions to shareholders from net realized gain	-	(71,663)
Total distributions	(51,539)	(170,107)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,145,915,885	2,416,611,488
Reinvestment of distributions	49,284	163,051
Cost of shares redeemed	(1,220,296,985)	(2,324,865,090)
Net increase (decrease) in net assets and shares resulting from share transactions	(74,331,816)	91,909,449
Total increase (decrease) in net assets	(74,325,188)	92,091,321

Net Assets
Beginning of period	1,077,691,084	985,599,763
End of period (including undistributed net investment income of $6,623, and undistributed net investment income of $0, respectively)	$ 1,003,365,896	$ 1,077,691,084

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from InvestmentOperations
Net investment income (loss)F	-	-	-	-	-	-
Net realized and unrealized gain (loss)F	-	-	-	-	-	-
Total from investment operationsF	-	-	-	-	-	-
Distributions from net investment incomeF	-	-	-	-	-	-
Distributions from net realized gain	-	-F	-	-	-	-F
Total distributionsF	-	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	-%	.02%	.01%	.01%	.01%	.02%
Ratios to Average Net AssetsD, E
Expenses before reductions	.54%A	.54%	.55%	.55%	.55%	.60%
Expenses net of fee waivers, if any	.07%A	.11%	.19%	.22%	.30%	.48%
Expenses net of all reductions	.07%A	.11%	.19%	.22%	.30%	.48%
Net investment income (loss)	.01%A	.01%	.01%	.01%	.01%	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,003,366	$ 1,077,691	$ 985,600	$ 875,636	$ 890,255	$ 902,486

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

Fidelity® Michigan Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Michigan Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Michigan.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Trustees (the Board), the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Michigan Municipal Income Fund	$ 503,067,441	$ 25,790,171	$ (2,730,715)	$ 23,059,456
Fidelity Michigan Municipal Money Market Fund	996,829,036	-	-	-

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days may be subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $11,563,785 and $26,452,779, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows.

Fund Name	Individual Rate	Group Rate	Total
Fidelity Michigan Municipal Income Fund	.25%	.11%	.36%
Fidelity Michigan Municipal Money Market Fund	.25%	.11%	.36%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, under which FIIOC performs the activities associated with the Funds' transfer agency, dividend disbursing and shareholder servicing functions. The Funds pay Citibank account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Michigan Municipal Income Fund	.08%
Fidelity Michigan Municipal Money Market Fund	.15%

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains each Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit - continued

portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Michigan Municipal Income Fund	$ 499

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $2,388,035.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Fidelity Michigan Municipal Income Fund	$ 1,837
Fidelity Michigan Municipal Money Market Fund	846

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MIR-USAN-0814
1.787785.111

Fidelity®

Ohio Municipal Income Fund

and

Fidelity
Ohio Municipal Money Market
Fund

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Ohio Municipal Income Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Ohio Municipal Money Market Fund
Investment Changes/Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Fidelity Ohio Municipal Income Fund	.49%
Actual		$ 1,000.00	$ 1,065.80	$ 2.51
HypotheticalA		$ 1,000.00	$ 1,022.36	$ 2.46
Fidelity Ohio Municipal Money Market Fund	.09%
Actual		$ 1,000.00	$ 1,000.05	$ .45
HypotheticalA		$ 1,000.00	$ 1,024.35	$ .45

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Ohio Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	34.3	36.2
Health Care	20.5	20.3
Education	19.6	19.4
Water & Sewer	7.1	6.8
Special Tax	5.4	5.7
Weighted Average Maturity as of June 30, 2014
		6 months ago
Years	6.4	7.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2014
6 months ago
Years	7.5	8.6

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2014	As of December 31, 2013
AAA 6.4%	AAA 6.5%
AA,A 86.5%	AA,A 87.2%
BBB 4.7%	BBB 6.2%
BB and Below 0.3%	BB and Below 0.3%
Short-Term Investments and Net Other Assets 2.1%	Short-Term Investments and Net Other Assets (0.2)%*

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

* Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Fidelity Ohio Municipal Income Fund

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.9%
	Principal Amount	Value
Guam - 0.8%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	$ 1,600,000	$ 1,620,544
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/18 (b)	950,000	1,041,029
6.25% 10/1/34 (b)	900,000	1,000,692
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,000,000	1,173,790
		4,836,055
Ohio - 96.5%
Akron Bath Copley Hosp. District Rev.:
(Akron Gen. Health Systems Proj.) Series A, 5% 1/1/15	1,275,000	1,292,582
(Children's Hosp. Med. Ctr. Proj.):
Series 2012 5% 11/15/22	1,000,000	1,139,940
Series 2012, 5% 11/15/23	3,245,000	3,650,657
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 B, 5.25% 9/1/27	5,000,000	5,539,350
American Muni. Pwr., Inc. Rev.:
(Amp Freemont Energy Ctr. Proj.) Series 2012:
5% 2/15/25	4,000,000	4,552,680
5.25% 2/15/28	8,040,000	9,116,958
(Prairie State Energy Campus Proj.):
Series 2008 A, 5% 2/15/38	4,075,000	4,350,796
Series 2009 A, 5.75% 2/15/39 (Assured Guaranty Corp. Insured)	3,000,000	3,333,960
Avon Gen. Oblig. Series 2009 B:
5% 12/1/36	1,040,000	1,152,060
5% 12/1/37	1,095,000	1,211,048
Beavercreek City School District Series 2009, 5% 12/1/36	2,250,000	2,452,950
Bowling Green City School District 5% 12/1/34 (FSA Insured)	2,000,000	2,115,240
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	2,800,000	2,974,608
5% 6/1/17	3,240,000	3,530,790
Buckeye Valley Local School District Delaware County Series A, 6.85% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	630,000	664,530
Butler County Hosp. Facilities Rev.:
(Kettering Health Network Obligated Group Proj.) Series 2011, 6.375% 4/1/36	5,030,000	5,784,198
(UC Health Proj.) Series 2010, 5.5% 11/1/40	3,025,000	3,297,462
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Butler County Sales Tax (Govt. Svcs. Ctr. Proj.) Series A, 5% 12/15/16 (AMBAC Insured)	$ 2,455,000	$ 2,556,686
Butler County Trans. Impt. District Series 2007, 5% 12/1/18 (XL Cap. Assurance, Inc. Insured)	1,015,000	1,134,841
Cincinnati City School District Ctfs. of Prtn. (School Impt. Proj.) 5% 12/15/28 (FSA Insured)	1,000,000	1,077,850
Cincinnati Gen. Oblig.:
Series 2009 A:
4.5% 12/1/29	500,000	531,415
5% 12/1/20	1,240,000	1,423,173
Series 2012 F:
5% 12/1/20	3,045,000	3,624,342
5% 12/1/21	2,765,000	3,302,157
Cincinnati Wtr. Sys. Rev.:
Series A, 5% 12/1/36	1,700,000	1,923,176
Series B, 5% 12/1/32	6,500,000	7,171,450
Cleveland Arpt. Sys. Rev. Series 2000 C, 5% 1/1/20 (FSA Insured)	3,500,000	3,814,125
Cleveland Gen. Oblig.:
Series 2005, 5.5% 10/1/20 (AMBAC Insured)	7,350,000	8,734,079
Series 2012, 5% 12/1/25	2,350,000	2,695,168
Series C:
5.25% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,294,700
5.25% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,145,000	1,355,623
5.25% 11/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,210,000	1,437,662
5.25% 11/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,885,000	2,235,799
Cleveland Heights & Univ. Heights County School District Series 2014, 4.5% 12/1/47	3,000,000	3,102,330
Cleveland Muni. School District Series 2013:
5% 12/1/24	1,255,000	1,434,314
5% 12/1/26	4,060,000	4,566,404
Cleveland Parking Facilities Rev. 5.25% 9/15/17 (FSA Insured)	3,040,000	3,379,690
Cleveland State Univ. Gen. Receipts Series 2012:
5% 6/1/24	1,920,000	2,167,987
5% 6/1/25	2,500,000	2,801,750
5% 6/1/26	3,075,000	3,422,506
Cleveland Wtr. Rev. Series 2012 X, 5% 1/1/42	5,465,000	6,020,189
Cleveland Wtrwks. Rev. Series 2007 O, 5% 1/1/37	3,200,000	3,412,288
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Cleveland-Cuyahoga County Port Auth. Dev. Lease Rev. (Administrative Headquarters Proj.) Series 2013, 5% 7/1/37	$ 3,000,000	$ 3,473,040
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 5% 12/1/29	1,000,000	1,163,710
Columbus Gen. Oblig. Series 2012 A, 4% 2/15/27	10,000,000	10,873,200
Columbus Metropolitan Library Facility 5% 12/1/23	1,000,000	1,148,500
Columbus Swr. Sys. Rev. Series 2008 A, 5% 6/1/24	1,515,000	1,700,875
Cuyahoga Cmnty. College District Gen. Oblig. Series 2009 C:
5% 8/1/25	1,140,000	1,288,132
5% 8/1/27	1,200,000	1,342,656
Cuyahoga County Gen. Oblig. Series 2012 A:
4% 12/1/27	1,575,000	1,667,153
5% 12/1/25	765,000	875,673
Dayton Gen. Oblig.:
4% 12/1/22	750,000	807,945
4% 12/1/25	1,540,000	1,616,338
Dayton School District Series 2013, 5% 11/1/22	5,775,000	6,792,440
Fairfield City School District 7.45% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	205,082
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	5,000,000	5,206,300
Fairview Park Gen. Oblig. Series 2012:
4% 12/1/22	1,225,000	1,341,191
4% 12/1/23	1,395,000	1,510,938
4% 12/1/24	1,490,000	1,598,859
Franklin County Hosp. Rev. (Nationwide Children's Hosp. Proj.):
Series 2009, 5.25% 11/1/40	5,000,000	5,343,950
Series A:
5% 11/1/15	260,000	276,468
5% 11/1/16	265,000	291,521
Gallia County Local School District (School Impt. Proj.) 5% 12/1/33 (Pre-Refunded to 6/1/16 @ 100)	3,000,000	3,267,270
Greater Cleveland Reg'l. Transit Auth. Series 2012:
5% 12/1/23	1,000,000	1,173,320
5% 12/1/24	1,800,000	2,094,732
5% 12/1/25	1,170,000	1,350,473
Hamilton County Convention Facilities Auth. Rev.:
5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,985,000	1,990,955
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Hamilton County Convention Facilities Auth. Rev.: - continued
5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,075,000	$ 1,078,827
5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,190,000	2,195,606
5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,130,000	1,133,921
Hamilton County Econ. Dev. Rev. (King Highland Cmnty. Urban Redev. Corp. Proj.) Series A, 5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,070,000	1,157,184
Hamilton County Health Care Facilities Rev.:
(Christ Hosp. Proj.) Series 2012, 5.25% 6/1/24	3,000,000	3,449,370
(The Christ Hosp. Proj.) Series 2012, 5.25% 6/1/27	3,000,000	3,367,680
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.) Series 2014 S, 5% 5/15/26	5,000,000	5,834,450
Hamilton County Sales Tax Rev. Series 2011 A, 5% 12/1/24	4,870,000	5,485,227
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010, 5% 6/1/30 (FSA Insured)	2,500,000	2,677,925
Hamilton County Swr. Sys. Rev.:
(Metropolitan Swr. District Proj.) Series 2005 B, 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,201,600
Series 06A, 5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050,000	2,259,859
Hamilton Wtrwks. Rev. 5% 10/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,003,550
Hancock County Hosp. Facilities Rev.:
(Blanchard Valley Reg'l. Health Ctr. Proj.) Series 2011 A, 6.25% 12/1/34	4,100,000	4,708,030
Series 2011 A, 5% 12/1/21	1,500,000	1,682,970
Hilliard Gen. Oblig. 5% 12/1/18	235,000	249,300
Huber Heights City School District Unltd. Tax School Impt. Gen. Oblig. Series 2009, 5% 12/1/36	1,500,000	1,607,700
Huber Heights Wtr. Sys. Rev. 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,285,000	2,373,041
Kent State Univ. Revs.:
Series 2009 B:
5% 5/1/26 (Assured Guaranty Corp. Insured)	4,100,000	4,620,946
5% 5/1/28 (Assured Guaranty Corp. Insured)	5,000,000	5,591,550
5% 5/1/29 (Assured Guaranty Corp. Insured)	1,000,000	1,114,440
5% 5/1/30 (Assured Guaranty Corp. Insured)	1,115,000	1,238,843
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Kent State Univ. Revs.: - continued
Series 2012 A:
5% 5/1/24	$ 1,385,000	$ 1,614,744
5% 5/1/25	1,500,000	1,735,035
5% 5/1/26	1,600,000	1,838,560
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C:
5% 8/15/16	1,260,000	1,363,900
5% 8/15/17	1,000,000	1,104,560
Lancaster Ohio City School District Series 2012:
5% 10/1/37	2,000,000	2,166,920
5% 10/1/49	3,000,000	3,161,310
Lucas County Hosp. Rev.:
(ProMedica Healthcare Oblig. Group Proj.):
Series 2008 D, 5% 11/15/38	1,090,000	1,154,724
Series 2011 A, 6.5% 11/15/37	2,800,000	3,327,156
Series 2011 D:
5% 11/15/22	1,000,000	1,161,380
5% 11/15/25	5,000,000	5,614,200
Lucas-Plaza Hsg. Dev. Corp. Mtg. Rev. (The Plaza Section 8 Assisted Proj.) Series 1991 A, 0% 6/1/24 (Escrowed to Maturity)	9,000,000	6,980,760
Marysville Village School District 5% 12/1/29 (FSA Insured)	4,000,000	4,182,080
Miami Univ. Gen. Receipts Series 2012, 4% 9/1/28	2,195,000	2,321,783
Miamisburg City School District:
Series 2008, 5% 12/1/33	1,340,000	1,457,438
Series 2009, 5% 12/1/23 (Assured Guaranty Corp. Insured)	1,405,000	1,573,881
Middleburg Heights Hosp. Rev.:
Series 2011, 5.25% 8/1/41	3,000,000	3,164,730
Series 2012 A, 5% 8/1/47	10,725,000	11,061,658
Milford Exempt Village School District 5.25% 12/1/33	5,000,000	5,531,150
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2008 D, 6.25% 10/1/33	2,500,000	2,864,350
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	2,000,000	1,909,200
North Olmsted Gen. Oblig. Series D, 5.25% 12/1/20 (AMBAC Insured)	2,075,000	2,253,927
Northmont City School District Series 2012 A, 5% 11/1/49	5,000,000	5,360,550
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	$ 2,600,000	$ 2,907,060
Ohio Bldg. Auth. (Adult Correctional Bldg. Fund Proj.):
Series 2009 B, 5% 10/1/24	1,790,000	2,059,896
Series 2010 A, 5% 10/1/24	6,030,000	6,892,592
Ohio Gen. Oblig.:
(Adult Correctional Bldg. Fund Proj.) Series 2013 A:
5% 10/1/21	845,000	1,011,997
5% 10/1/22	1,090,000	1,311,652
(Common Schools Proj.) Series 2006 D, 5% 9/15/21 (Pre-Refunded to 3/15/16 @ 100)	500,000	540,260
(Infrastructure Impt. Proj.) Series A, 5% 3/1/26	1,850,000	1,980,814
(Mental Health Facilities Impt. Fund Proj.) Series 2013 A, 5% 2/1/21	2,085,000	2,471,517
Series 2008 A:
5.375% 9/1/23	1,170,000	1,343,523
5.375% 9/1/28	7,210,000	8,226,466
Series 2011, 5.25% 9/1/23	2,000,000	2,381,360
Series 2012 A:
5% 2/1/26	1,000,000	1,171,140
5% 2/1/27	5,000,000	5,816,750
Series 2012 B:
5% 9/1/21	1,390,000	1,676,159
5% 3/15/25	7,500,000	8,858,175
Series 2012 C, 5% 9/1/23	1,000,000	1,219,080
Series 2013 A, 5% 9/15/22	10,000,000	12,148,594
Series Q, 5% 4/1/25	1,845,000	2,181,011
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 1990 B, 6.5% 10/1/20	2,335,000	2,720,789
(Cleveland Clinic Foundation Proj.) Series 2008 A:
5.25% 1/1/33	1,635,000	1,771,441
5.5% 1/1/43	3,500,000	3,811,290
(John Carroll Univ. Proj.) 5% 4/1/17	1,000,000	1,060,020
(Kenyon College Proj.) Series 2010, 5.25% 7/1/44	2,750,000	2,942,198
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/23	2,500,000	2,814,650
(Univ. of Dayton Proj.):
Series 2004, 5% 12/1/17 (AMBAC Insured)	1,305,000	1,326,076
Series 2009, 5.5% 12/1/36	5,000,000	5,560,800
Series 2013:
5% 12/1/23	540,000	621,481
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.: - continued
(Univ. of Dayton Proj.):
Series 2013:
5% 12/1/24	$ 585,000	$ 669,521
5% 12/1/25	1,000,000	1,134,950
5% 12/1/26	1,195,000	1,345,917
5% 12/1/27	2,300,000	2,574,321
Ohio Hosp. Facilities Rev.:
(Cleveland Clinic Proj.) Series 2009 A, 5.5% 1/1/39	7,000,000	7,789,810
Series 2011 A, 5% 1/1/32	3,500,000	3,845,275
Ohio Hosp. Rev. Series 2013 A, 5% 1/15/27	5,000,000	5,592,100
Ohio State Univ. Gen. Receipts:
Series 2009 A, 5% 12/1/26	2,000,000	2,259,320
Series 2012 A:
4% 6/1/27	1,270,000	1,392,250
5% 6/1/24	1,690,000	2,057,169
Series 2013 A:
5% 6/1/28	2,000,000	2,314,080
5% 6/1/38	3,500,000	3,873,415
Ohio Tpk. Commission Tpk. Rev.:
(Infastructure Proj.) Series 2005 A, 0% 2/15/43	10,000,000	2,713,700
Series 1998 A, 5.5% 2/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,609,930
Series 2010 A, 5% 2/15/31	5,475,000	6,108,896
Ohio Univ. Gen. Receipts Athens:
Series 2013:
5% 12/1/23	1,000,000	1,171,180
5% 12/1/24	5,075,000	5,889,944
Series A, 5% 12/1/33 (FSA Insured)	1,190,000	1,269,028
Series B, 5% 12/1/31 (FSA Insured)	3,540,000	3,792,154
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (a)	1,020,000	1,103,140
Ohio Wtr. Dev. Auth. Rev.:
(Fresh Wtr. Impt. Proj.) Series 2009 B, 5% 12/1/24	1,025,000	1,266,008
(Fresh Wtr. Proj.) Series 2009 B, 5% 12/1/25	1,950,000	2,409,498
(Pure Wtr. Proj.) Series I, 6% 12/1/16 (Escrowed to Maturity)	525,000	552,022
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. (Wtr. Quality Proj.) Series 2010 A:
5% 12/1/29	2,000,000	2,314,020
5% 6/1/30	1,000,000	1,154,230
Olentangy Local School District 5% 12/1/36	2,700,000	2,927,934
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Reynoldsburg City School District (School Facilities Construction & Impt. Proj.):
0% 12/1/17	$ 1,250,000	$ 1,209,413
5% 12/1/32	1,500,000	1,620,825
Rocky River Gen. Oblig. 5% 12/1/19 (AMBAC Insured)	2,125,000	2,159,149
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	2,600,000	2,843,776
South-Western City School District Franklin & Pickway County Series 2012 B, 5% 12/1/36	2,000,000	2,204,240
Springboro Cmnty. City School District 5.25% 12/1/20 (FSA Insured)	2,780,000	3,277,092
St. Marys City School District:
5% 12/1/27 (FSA Insured)	470,000	522,034
5% 12/1/35 (FSA Insured)	2,500,000	2,714,900
Strongsville Gen. Oblig. (Street Impt. Proj.) Series 2009, 5% 12/1/27	1,680,000	1,915,015
Sylvania City School District Series 2009, 5.25% 12/1/36 (Assured Guaranty Corp. Insured)	7,055,000	7,693,901
Toledo City School District (School Facilities Impt. Proj.) Series 2009, 5.375% 12/1/35	1,000,000	1,107,440
Toledo Gen. Oblig. Series 2012 A, 5% 12/1/20	1,635,000	1,875,705
Toledo Wtrwks. Rev. 5% 11/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,650,955
Univ. of Akron Gen. Receipts Series A, 5.25% 1/1/30 (FSA Insured)	3,000,000	3,284,940
Univ. of Cincinnati Gen. Receipts:
Series 2008 C:
5% 6/1/22 (FSA Insured)	1,000,000	1,125,560
5% 6/1/23 (FSA Insured)	2,000,000	2,239,820
5% 6/1/24 (FSA Insured)	2,000,000	2,229,400
Series 2010 F, 5% 6/1/32	2,000,000	2,235,380
Series 2012 A:
5% 6/1/22	2,000,000	2,401,320
5% 6/1/23	2,000,000	2,378,960
Series 2012 C:
4% 6/1/28	2,000,000	2,126,240
5% 6/1/24	1,230,000	1,462,962
Series 2013 A:
5% 6/1/33	4,085,000	4,590,396
5% 6/1/34	5,130,000	5,739,547
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Wood County Hosp. Facilities Rev. (Hosp. Proj.) Series 2012, 5% 12/1/27	$ 3,500,000	$ 3,732,330
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/23	2,665,000	3,025,201
		546,439,353
Virgin Islands - 0.6%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	1,000,000	1,053,080
Series 2009 A, 6.75% 10/1/37	1,000,000	1,109,400
Series 2009 B, 5% 10/1/25	1,000,000	1,094,310
		3,256,790
TOTAL INVESTMENT PORTFOLIO - 97.9% (Cost $528,599,206)	554,532,198
NET OTHER ASSETS (LIABILITIES) - 2.1%	11,695,243
NET ASSETS - 100%	$ 566,227,441
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

General Obligations	34.3%
Health Care	20.5%
Education	19.6%
Water & Sewer	7.1%
Special Tax	5.4%
Others* (Individually Less Than 5%)	13.1%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $528,599,206)		$ 554,532,198
Cash		7,575,595
Receivable for fund shares sold		264,866
Interest receivable		5,113,672
Other receivables		442
Total assets		567,486,773

Liabilities
Payable for fund shares redeemed	$ 291,612
Distributions payable	623,855
Accrued management fee	169,670
Transfer agent fee payable	113,972
Other affiliated payables	35,238
Other payables and accrued expenses	24,985
Total liabilities		1,259,332

Net Assets		$ 566,227,441
Net Assets consist of:
Paid in capital		$ 540,804,866
Undistributed net investment income		80,930
Accumulated undistributed net realized gain (loss) on investments		(591,347)
Net unrealized appreciation (depreciation) on investments		25,932,992
Net Assets, for 47,037,451 shares outstanding		$ 566,227,441
Net Asset Value, offering price and redemption price per share ($566,227,441 ÷ 47,037,451 shares)		$ 12.04

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Income Fund
Financial Statements - continued

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Interest		$ 10,310,882

Expenses
Management fee	$ 999,599
Transfer agent fees	226,784
Accounting fees and expenses	68,885
Custodian fees and expenses	6,023
Independent trustees' compensation	1,108
Registration fees	15,261
Audit	27,134
Legal	5,854
Miscellaneous	2,745
Total expenses before reductions	1,353,393
Expense reductions	(622)	1,352,771
Net investment income (loss)		8,958,111
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(481,404)
Change in net unrealized appreciation (depreciation) on investment securities		26,517,431
Net gain (loss)		26,036,027
Net increase (decrease) in net assets resulting from operations		$ 34,994,138

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,958,111	$ 19,807,873
Net realized gain (loss)	(481,404)	6,754,186
Change in net unrealized appreciation (depreciation)	26,517,431	(48,075,074)
Net increase (decrease) in net assets resulting from operations	34,994,138	(21,513,015)
Distributions to shareholders from net investment income	(8,956,850)	(19,811,349)
Distributions to shareholders from net realized gain	-	(6,253,185)
Total distributions	(8,956,850)	(26,064,534)
Share transactions Proceeds from sales of shares	37,403,765	105,568,878
Reinvestment of distributions	5,165,027	15,594,749
Cost of shares redeemed	(37,726,845)	(185,567,406)
Net increase (decrease) in net assets resulting from share transactions	4,841,947	(64,403,779)
Redemption fees	812	4,719
Total increase (decrease) in net assets	30,880,047	(111,976,609)

Net Assets
Beginning of period	535,347,394	647,324,003
End of period (including undistributed net investment income of $80,930 and undistributed net investment income of $79,669, respectively)	$ 566,227,441	$ 535,347,394
Other Information Shares
Sold	3,168,754	8,821,191
Issued in reinvestment of distributions	434,912	1,318,073
Redeemed	(3,197,710)	(15,740,658)
Net increase (decrease)	405,956	(5,601,394)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.48	$ 12.39	$ 12.01	$ 11.38	$ 11.60	$ 10.87
Income from Investment Operations
Net investment income (loss) D	.192	.392	.421	.443	.447	.455
Net realized and unrealized gain (loss)	.560	(.779)	.426	.630	(.216)	.737
Total from investment operations	.752	(.387)	.847	1.073	.231	1.192
Distributions from net investment income	(.192)	(.392)	(.420)	(.443)	(.447)	(.455)
Distributions from net realized gain	-	(.131)	(.047)	-	(.004)	(.007)
Total distributions	(.192)	(.523)	(.467)	(.443)	(.451)	(.462)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 12.04	$ 11.48	$ 12.39	$ 12.01	$ 11.38	$ 11.60
Total ReturnB, C	6.58%	(3.16)%	7.14%	9.62%	1.95%	11.11%
Ratios to Average Net AssetsE
Expenses before reductions	.49%A	.48%	.49%	.49%	.49%	.50%
Expenses net of fee waivers, if any	.49%A	.48%	.49%	.49%	.49%	.50%
Expenses net of all reductions	.49%A	.48%	.49%	.49%	.48%	.50%
Net investment income (loss)	3.27%A	3.28%	3.42%	3.81%	3.82%	3.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 566,227	$ 535,347	$ 647,324	$ 554,942	$ 533,024	$ 523,499
Portfolio turnover rate	4%A	17%	14%	8%	7%	10%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 6/30/14	% of fund's investments 12/31/13	% of fund's investments 6/30/13
1 - 7	76.5	75.9	74.3
8 - 30	0.1	2.4	1.8
31 - 60	2.7	3.1	4.3
61 - 90	4.7	1.7	2.8
91 - 180	7.4	10.0	8.2
> 180	8.6	6.9	8.6
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	6/30/14	12/31/13	6/30/13
Fidelity Ohio Municipal Money Market Fund	42 Days	38 Days	44 Days
Ohio Tax-Free Money Market Funds Average*	42 Days	39 Days	39 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	6/30/14	12/31/13	6/30/13
Fidelity Ohio Municipal Money Market Fund	42 Days	38 Days	45 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.
Asset Allocation (% of fund's net assets)
As of June 30, 2014	As of December 31, 2013
Variable Rate Demand Notes (VRDNs) 61.3%	Variable Rate Demand Notes (VRDNs) 64.7%
Other Municipal Debt 27.0%	Other Municipal Debt 25.5%
Investment Companies 9.8%	Investment Companies 9.5%
Net Other Assets (Liabilities) 1.9%	Net Other Assets (Liabilities) 0.3%

Current and Historical Seven-Day Yields

	6/30/14	3/31/14	12/31/13	9/30/13	6/30/13
Fidelity Ohio Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending June 30, 2014, the most recent period shown in the table, would have been -0.41%.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 61.3%
	Principal Amount	Value
Alabama - 0.0%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.36% 7/7/14, VRDN (a)(d)	$ 700,000	$ 700,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1994, 0.15% 7/1/14, VRDN (a)(d)	700,000	700,000
Georgia - 0.1%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Eighth Series 1994, 0.07% 7/1/14, VRDN (a)	1,110,000	1,110,000
Louisiana - 0.3%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.3% 7/7/14, VRDN (a)	1,500,000	1,500,000
Series 2010 B1, 0.3% 7/7/14, VRDN (a)	2,000,000	2,000,000
		3,500,000
Montana - 0.1%
Forsyth Poll. Cont. Rev. Series 2008 A, 0.25% 7/7/14, VRDN (a)(d)	750,000	750,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.36% 7/7/14, VRDN (a)(d)	700,000	700,000
Nevada - 0.0%
Clark County Arpt. Rev. Series 2008 C3, 0.08% 7/7/14, LOC Landesbank Baden-Wurttemberg, VRDN (a)(d)	500,000	500,000
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.22% 7/7/14, VRDN (a)	400,000	400,000
Series 2012 A, 0.24% 7/7/14, VRDN (a)(d)	700,000	700,000
		1,100,000
New York - 0.0%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.12% 7/7/14, LOC KeyBank NA, VRDN (a)	100,000	100,000
Ohio - 60.0%
Akron Bath Copley Hosp. District Rev.:
(Akron Gen. Health Systems Proj.) Series 2008, 0.1% 7/7/14, LOC JPMorgan Chase Bank, VRDN (a)	28,600,000	28,600,000
Series B, 0.06% 7/7/14, LOC JPMorgan Chase Bank, VRDN (a)	24,330,000	24,330,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Allen County Hosp. Facilities Rev.:
(Catholic Healthcare Partners Proj.) Series 2008 A, 0.04% 7/1/14, LOC Bank of America NA, VRDN (a)	$ 23,825,000	$ 23,825,000
Series 2012 B, 0.06% 7/7/14, VRDN (a)	81,700,000	81,700,000
Athens County Port Auth. Hsg. 0.05% 7/7/14, LOC Barclays Bank PLC, VRDN (a)	13,550,000	13,550,000
Cincinnati Wtr. Sys. Rev. Participating VRDN Series MS 3280, 0.08% 7/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	3,330,000	3,330,000
Cleveland Arpt. Sys. Rev.:
Series 2008 D, 0.08% 7/7/14, LOC Bank of America NA, VRDN (a)	2,985,000	2,985,000
Series 2009 D, 0.08% 7/7/14, LOC Bank of America NA, VRDN (a)	11,400,000	11,400,000
Cleveland Wtrwks. Rev. Series 2008 Q, 0.05% 7/7/14, LOC Bank of New York, New York, VRDN (a)	6,800,000	6,800,000
Columbus Gen. Oblig.:
(San. Swr. Proj.) Series 2006 1, 0.03% 7/7/14, VRDN (a)	10,690,000	10,690,000
Participating VRDN Series Clipper 08 2, 0.06% 7/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	4,000,000	4,000,000
Columbus Swr. Sys. Rev. Participating VRDN:
Series BBT 08 13, 0.05% 7/7/14 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	6,400,000	6,400,000
Series Putters 2456, 0.07% 7/7/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	8,405,000	8,405,000
Cuyahoga County Hosp. Facilities Rev. (Sisters of Charity of Saint Augustine Health Sys. Proj.) Series 2000, 0.05% 7/7/14, LOC PNC Bank NA, VRDN (a)	3,300,000	3,300,000
Cuyahoga County Hsg. Rev. (Euclid Avenue Hsg. Corp. Proj.) Series 2009 A, 0.05% 7/7/14, LOC PNC Bank NA, VRDN (a)	16,900,000	16,900,000
Franklin County Hosp. Rev.:
(OhioHealth Corp. Proj.) Series D, 0.06% 7/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	7,855,000	7,855,000
(U.S. Health Corp. of Columbus Proj.) Series 1996 B, 0.06% 7/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	12,645,000	12,645,000
Participating VRDN Series BC 11 21B, 0.08% 7/7/14 (Liquidity Facility Barclays Bank PLC) (a)(e)	2,145,000	2,145,000
Series 2009 A, 0.05% 7/7/14 (Liquidity Facility Barclays Bank PLC), VRDN (a)	5,700,000	5,700,000
Series 2009 B, 0.05% 7/7/14 (Liquidity Facility Barclays Bank PLC), VRDN (a)	5,600,000	5,600,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Hamilton County Health Care Facilities Rev. (The Children's Home of Cincinnati Proj.) Series 2009, 0.06% 7/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	$ 3,180,000	$ 3,180,000
Hamilton County Hosp. Facilities Rev.:
(Children's Hosp. Med. Ctr. Proj.):
Series 1997 A, 0.06% 7/7/14, LOC PNC Bank NA, VRDN (a)	10,585,000	10,585,000
Series 2000, 0.06% 7/7/14, LOC JPMorgan Chase Bank, VRDN (a)	5,315,000	5,315,000
Series 2002 I, 0.06% 7/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	17,745,000	17,745,000
Series 2007 M, 0.05% 7/7/14, LOC JPMorgan Chase Bank, VRDN (a)	8,340,000	8,340,000
(Elizabeth Gamble Deaconess Home Assoc. Proj.) Series 2002 B, 0.05% 7/7/14, LOC PNC Bank NA, VRDN (a)	8,500,000	8,500,000
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.22% 7/7/14, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (a)	12,355,000	12,355,000
Lake County Indl. Dev. Rev. (Norshar Co. Proj.) 0.25% 7/7/14, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,805,000	1,805,000
Lancaster Port Auth. Gas Rev. 0.06% 7/7/14 (Liquidity Facility Royal Bank of Canada), VRDN (a)	57,600,000	57,600,000
Lorain County Port Auth. Edl. Facilities Rev. (St. Ignatius High School Proj.) 0.07% 7/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	1,350,000	1,350,000
Lucas County Hosp. Rev. Participating VRDN Series BC 11 31B, 0.08% 7/7/14 (Liquidity Facility Barclays Bank PLC) (a)(e)	8,475,000	8,475,000
Middletown Dev. Rev. (Bishop Fenwick High School Proj.) 0.12% 7/7/14, LOC JPMorgan Chase Bank, VRDN (a)	9,090,000	9,090,000
Middletown Hosp. Facilities Rev.:
Series 2008 A, 0.06% 7/7/14, LOC PNC Bank NA, VRDN (a)	12,700,000	12,700,000
Series 2008 B, 0.06% 7/7/14, LOC PNC Bank NA, VRDN (a)	7,825,000	7,825,000
Ohio Air Quality Dev. Auth. Rev.:
(Dayton Pwr. & Lt. Co. Proj.):
Series 2008 A, 0.09% 7/7/14, LOC JPMorgan Chase Bank, VRDN (a)(d)	29,600,000	29,600,000
Series 2008 B, 0.05% 7/7/14, LOC JPMorgan Chase Bank, VRDN (a)(d)	19,315,000	19,315,000
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 0.04% 7/1/14, LOC Bank of Nova Scotia, VRDN (a)(d)	1,300,000	1,300,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Ohio Air Quality Dev. Auth. Rev.: - continued
(Ohio Valley Elec. Corp. Proj.):
Series 2009 B, 0.05% 7/7/14, LOC Bank of Nova Scotia, VRDN (a)	$ 2,600,000	$ 2,600,000
Series 2009 C, 0.06% 7/7/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	11,150,000	11,150,000
Series 2009 D, 0.06% 7/7/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	24,400,000	24,400,000
(TimkenSteel Proj.):
Series 2001, 0.08% 7/7/14, LOC PNC Bank NA, VRDN (a)	3,500,000	3,500,000
Series 2003, 0.08% 7/7/14, LOC JPMorgan Chase Bank, VRDN (a)	4,250,000	4,250,000
Ohio Gen. Oblig. (Common Schools Proj.):
Series 2005 A, 0.03% 7/7/14, VRDN (a)	1,260,000	1,260,000
Series 2005 B, 0.03% 7/7/14, VRDN (a)	6,370,000	6,370,000
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2008 A, 0.07% 7/7/14, LOC PNC Bank NA, VRDN (a)	33,450,000	33,450,000
(Xavier Univ. Proj.) Series 2008 A, 0.05% 7/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	9,100,000	9,100,000
Ohio Hosp. Facilities Rev. Participating VRDN Series Putters 3558, 0.07% 7/7/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,200,000	5,200,000
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
(Mtg.-Backed Securities Prog.):
Series 2005 B1, 0.06% 7/7/14 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	14,080,000	14,080,000
Series 2005 B2, 0.1% 7/7/14 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	3,610,000	3,610,000
Series F, 0.08% 7/7/14 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	13,635,000	13,635,000
Participating VRDN Series Merlots 06 A2, 0.11% 7/7/14 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	615,000	615,000
Series 2004 D, 0.1% 7/7/14 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	8,065,000	8,065,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Pedcor Invts. Willow Lake Apts. Proj.) Series B, 0.2% 7/7/14, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (a)(d)	405,000	405,000
(Wingate at Belle Meadows Proj.) 0.09% 7/7/14, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)(d)	8,585,000	8,585,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg.-Backed Securities Prog.) Series 2008 D, 0.06% 7/7/14 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	$ 17,490,000	$ 17,490,000
Series 2008 B, 0.07% 7/7/14 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	16,295,000	16,295,000
Series 2008 H, 0.07% 7/7/14 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	4,100,000	4,100,000
Ohio St Wtr. Dev. Auth. Re (TimkenSteel Proj.) Series 2001, 0.08% 7/7/14, LOC Northern Trust Co., VRDN (a)	3,200,000	3,200,000
Ohio State Univ. Gen. Receipts:
Participating VRDN:
Series Putters 4387, 0.07% 7/7/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,750,000	5,750,000
Series Putters 4388, 0.07% 7/7/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,750,000	5,750,000
Series 2001:
0.06% 7/7/14, VRDN (a)	1,900,000	1,900,000
0.06% 7/7/14, VRDN (a)	4,780,000	4,780,000
Series 2005 B, 0.03% 7/7/14, VRDN (a)	1,600,000	1,600,000
Series 2008 B, 0.05% 7/7/14, VRDN (a)	1,500,000	1,500,000
Series 2010 E, 0.06% 7/7/14, VRDN (a)	31,700,000	31,700,000
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.08% 7/7/14, LOC Bank of America NA, VRDN (a)(d)	12,100,000	12,100,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 0.04% 7/1/14, LOC Bank of Nova Scotia, VRDN (a)(d)	1,400,000	1,400,000
Olentangy Local School District Participating VRDN Series Solar 07-7, 0.06% 7/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)	12,300,000	12,300,000
Village of Indian Hill Econ. Dev. Rev. (Cincinnati Country Day School Proj.) Series 1999, 0.07% 7/7/14, LOC PNC Bank NA, VRDN (a)	4,345,000	4,345,000
Wood County Indl. Dev. Rev. (CMC Group Proj.) Series 2001, 0.15% 7/7/14, LOC PNC Bank NA, VRDN (a)(d)	565,000	565,000
Zanesville-Muskingum Port Auth. Indl. Dev. Rev. (Almana II LLC Proj.) Series 2000, 0.4% 7/7/14, LOC JPMorgan Chase Bank, VRDN (a)(d)	850,000	850,000
		771,140,000
Tennessee - 0.1%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 2001, 0.07% 7/1/14, LOC Bank of America NA, VRDN (a)	1,140,000	1,140,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Texas - 0.5%
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.1% 7/7/14, LOC JPMorgan Chase Bank, VRDN (a)(d)	$ 600,000	$ 600,000
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Deer Park Refining Ltd. Partnership Proj.) Series 2002, 0.22% 7/1/14, VRDN (a)(d)	4,700,000	4,700,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.19% 7/1/14, VRDN (a)	300,000	300,000
Series 2004, 0.25% 7/7/14, VRDN (a)(d)	900,000	900,000
		6,500,000
Wyoming - 0.0%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1984, 0.2% 7/7/14, VRDN (a)	300,000	300,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $788,240,000)		788,240,000
Other Municipal Debt - 27.0%

Kentucky - 0.1%
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 B, 0.25% tender 7/1/14, CP mode (d)	1,600,000	1,600,000
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.27% tender 8/11/14, CP mode	3,400,000	3,400,000
Massachusetts State Dev. Fing. Agcy. Poll. Cont. Rev. Bonds (Massachusetts Elec. Co. Proj.) Series 2004, 0.32% tender 7/15/14, CP mode	800,000	800,000
		4,200,000
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A2, 0.32% tender 8/11/14, CP mode (d)	1,900,000	1,900,000
Ohio - 26.4%
American Muni. Pwr. Bonds (Omega Joint Venture 6 Proj.) 0.28%, tender 8/15/14 (a)(f)	1,472,000	1,472,000
Beachwood Gen. Oblig. BAN Series 2013, 1% 8/6/14	2,350,000	2,351,662
Berea BAN 0.75% 3/25/15	2,000,000	2,007,286
Blue Ash Gen. Oblig. BAN Series 2013, 1% 12/3/14	3,450,000	3,461,106
Other Municipal Debt - continued
	Principal Amount	Value
Ohio - continued
Cleveland Muni. School District Bonds Series 2014, 3% 12/1/14	$ 6,325,000	$ 6,399,776
Cleveland Wtr. Rev. Bonds Series 2011 W, 5% 1/1/15	1,000,000	1,024,320
Columbus Gen. Oblig.:
BAN Series 2013, 2% 9/1/14	6,600,000	6,620,189
Bonds:
Series 2010 A, 5% 6/1/15	830,000	866,362
Series 2011 A, 5% 7/1/14	1,375,000	1,375,000
Series 2013-1, 4% 7/1/14	10,195,000	10,195,000
Series 2013-2, 4% 7/1/14	2,475,000	2,475,000
3% 2/15/15	1,420,000	1,445,368
Delaware Gen. Oblig. BAN 1% 4/22/15	13,200,000	13,289,402
Franklin County Hosp. Rev. Bonds Series 2011 C, 0.09%, tender 6/3/15 (a)	12,500,000	12,500,000
Franklin County Rev. Bonds Series 2013 OH, 0.14%, tender 1/26/15 (a)	12,500,000	12,500,000
Hilliard Gen. Oblig. BAN Series B, 1% 4/28/15	3,285,000	3,307,105
Lakewood Gen. Oblig. BAN Series 2014, 1% 4/10/15	2,850,000	2,866,511
Lebanon Gen. Oblig. BAN 1% 4/21/15	1,730,000	1,740,843
Lima Gen. Oblig. BAN 1.25% 3/17/15	3,415,000	3,438,667
Mason City School District BAN 1.25% 1/28/15	4,800,000	4,828,492
Mason Gen. Oblig. BAN:
Series 2013, 1.25% 12/16/14	1,670,000	1,677,584
1% 6/25/15	2,500,000	2,519,134
Miami Univ. Bonds Series 2011, 4% 9/1/14	1,500,000	1,509,680
Ohio Bldg. Auth. Bonds:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/14	5,955,000	6,027,108
(Adult Correctional Bldg. Fund Proj.) Series 2009 B, 5% 10/1/14	2,055,000	2,079,803
(Juvenile Correctional Bldg. Fund Projs.) Series 2005 A, 5% 10/1/14	2,035,000	2,059,902
Administrative Bldg. Fund Proj.) Series 2010 C, 5% 10/1/14	3,000,000	3,036,248
Series 2010 C, 4% 10/1/14	1,000,000	1,009,739
Ohio Cap. Facilities Lease Bonds:
(Adult Correctional Bldg. Funds Proj.) Series 2014 A, 2% 4/1/15	1,455,000	1,474,594
(Pub. Safety Bldg. Funds Proj.) Series 2014 A, 2% 4/1/15	740,000	749,965
Ohio Gen. Oblig. Bonds:
Series 2002 A, 5.375% 2/1/15	5,495,000	5,663,157
Series 2005 C, 5% 8/1/14	1,500,000	1,506,070
Other Municipal Debt - continued
	Principal Amount	Value
Ohio - continued
Ohio Gen. Oblig. Bonds: - continued
Series 2009 A, 5% 9/15/14	$ 5,000,000	$ 5,049,896
Series 2009 C, 5% 9/15/14	16,600,000	16,765,760
Series 2010 A:
5% 9/15/14	1,475,000	1,489,752
5% 11/1/14	1,225,000	1,244,997
Series 2011 A, 5% 9/1/14	2,240,000	2,258,240
Series 2013 A, 2% 11/1/14	640,000	643,762
Series 2014 R, 4% 5/1/15	12,500,000	12,902,988
Ohio Higher Edl. Facility Commission Rev.:
Bonds:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5% 1/1/15	1,000,000	1,024,287
(Kenyon College Proj.) 4.85%, tender 7/1/14 (a)	2,000,000	2,042,304
(The Cleveland Clinic Foundation Proj.):
Series 2008 B5:
0.09% tender 9/4/14, CP mode	2,000,000	2,000,000
0.09% tender 11/5/14, CP mode	13,000,000	13,000,000
0.1% tender 7/7/14, CP mode	7,100,000	7,100,000
0.1% tender 7/7/14, CP mode	10,200,000	10,200,000
0.1% tender 10/29/14, CP mode	10,300,000	10,300,000
Series 2008 B6:
0.09% tender 9/4/14, CP mode	23,900,000	23,900,000
0.09% tender 11/5/14, CP mode	5,000,000	5,000,000
0.1% tender 10/6/14, CP mode	12,300,000	12,300,000
Series 2013 A, 2% 12/1/14	2,940,000	2,961,896
0.1% tender 8/6/14, CP mode	22,700,000	22,700,000
Series 2008 B6, Bonds (The Cleveland Clinic Foundation Proj.) 0.09% tender 11/5/14, CP mode	10,000,000	10,000,000
Ohio Hosp. Facilities Rev. Bonds Series 2011 A, 3% 1/1/15	2,000,000	2,028,811
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Bonds Series 2003, 5.25% 12/1/14	2,000,000	2,042,698
Stow Gen. Oblig. BAN 1% 5/1/15	4,125,000	4,152,416
Streetsboro City School District BAN:
Series 2013, 1% 7/1/14	4,900,000	4,900,000
1% 7/1/14	10,909,273	10,909,273
Univ. of Cincinnati Gen. Receipts BAN Series 2014 A, 1% 5/8/15	12,800,000	12,892,521
Other Municipal Debt - continued
	Principal Amount	Value
Ohio - continued
Westerville Gen. Oblig. BAN 1% 12/3/14	$ 9,975,000	$ 10,009,227
Willoughby BAN Series 2014, 1% 6/23/15	5,700,000	5,746,736
		339,042,637
TOTAL OTHER MUNICIPAL DEBT (Cost $346,742,637)		346,742,637
Investment Company - 9.8%
	Shares
Fidelity Municipal Cash Central Fund, 0.06% (b)(c) (Cost $126,541,000)	126,541,000	126,541,000
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $1,261,523,637)		1,261,523,637
NET OTHER ASSETS (LIABILITIES) - 1.9%		24,342,333
NET ASSETS - 100%		$ 1,285,865,970
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,472,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
American Muni. Pwr. (Omega Joint Venture 6 Proj.) 0.28%, tender 8/15/14	7/30/04	$ 1,472,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 47,334
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,134,982,637)	$ 1,134,982,637
Fidelity Central Funds (cost $126,541,000)	126,541,000
Total Investments (cost $1,261,523,637)		$ 1,261,523,637
Cash		21,630,600
Receivable for investments sold		2,920,962
Receivable for fund shares sold		12,849,449
Interest receivable		1,726,592
Distributions receivable from Fidelity Central Funds		7,380
Other receivables		498
Total assets		1,300,659,118

Liabilities
Payable for investments purchased	$ 185,000
Payable for fund shares redeemed	14,186,511
Distributions payable	649
Accrued management fee	67,491
Other affiliated payables	332,219
Other payables and accrued expenses	21,278
Total liabilities		14,793,148

Net Assets		$ 1,285,865,970
Net Assets consist of:
Paid in capital		$ 1,285,789,083
Distributions in excess of net investment income		(363)
Accumulated undistributed net realized gain (loss) on investments		77,250
Net Assets, for 1,285,300,246 shares outstanding		$ 1,285,865,970
Net Asset Value, offering price and redemption price per share ($1,285,865,970 ÷ 1,285,300,246 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Interest		$ 570,898
Income from Fidelity Central Funds		47,334
Total income		618,232

Expenses
Management fee	$ 2,318,342
Transfer agent fees	861,177
Accounting fees and expenses	69,527
Custodian fees and expenses	7,714
Independent trustees' compensation	2,513
Registration fees	31,278
Audit	19,054
Legal	6,610
Miscellaneous	4,538
Total expenses before reductions	3,320,753
Expense reductions	(2,765,754)	554,999
Net investment income (loss)		63,233
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		76,843
Net increase in net assets resulting from operations		$ 140,076

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 63,233	$ 126,765
Net realized gain (loss)	76,843	176
Net increase in net assets resulting from operations	140,076	126,941
Distributions to shareholders from net investment income	(63,596)	(126,267)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,538,401,082	3,090,215,840
Reinvestment of distributions	59,402	119,686
Cost of shares redeemed	(1,584,991,561)	(3,100,402,579)
Net increase (decrease) in net assets and shares resulting from share transactions	(46,531,077)	(10,067,053)
Total increase (decrease) in net assets	(46,454,597)	(10,066,379)

Net Assets
Beginning of period	1,332,320,567	1,342,386,946
End of period (including distributions in excess of net investment income of $363 and undistributed net investment income of $0, respectively)	$ 1,285,865,970	$ 1,332,320,567

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)F	-	-	-	-	-	-
Distributions from net investment incomeF	-	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	-%	.01%	.01%	.01%	.01%	.15%
Ratios to Average Net AssetsD, E
Expenses before reductions	.52%A	.52%	.52%	.52%	.52%	.57%
Expenses net of fee waivers, if any	.09%A	.12%	.19%	.24%	.37%	.55%
Expenses net of all reductions	.09%A	.12%	.19%	.24%	.37%	.55%
Net investment income (loss)	.01%A	.01%	.01%	.01%	.01%	.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,285,866	$ 1,332,321	$ 1,342,387	$ 1,106,601	$ 1,010,974	$ 1,029,552

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

Fidelity® Ohio Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Ohio Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Ohio.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Income Fund attempts to obtain prices

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to futures transactions and excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Ohio Municipal Income Fund	$ 528,577,203	$ 28,617,310	$ (2,662,315)	$ 25,954,995
Fidelity Ohio Municipal Money Market Fund	1,261,523,637	-	-	-

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days may be subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $11,999,711 and $18,093,809, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows.

Fund Name	Individual Rate	Group Rate	Total
Fidelity Ohio Municipal Income Fund	.25%	.11%	.36%
Fidelity Ohio Municipal Money Market Fund	.25%	.11%	.36%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, under which FIIOC performs the activities associated with the Funds' transfer agency, dividend disbursing and shareholder servicing functions. The Funds pay Citibank account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Ohio Municipal Income Fund	.08%
Fidelity Ohio Municipal Money Market Fund	.14%

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains each Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit - continued

portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Ohio Municipal Income Fund	$ 509

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $2,764,933.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Fidelity Ohio Municipal Income Fund	$ 622
Fidelity Ohio Municipal Money Market Fund	821

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated lines for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

OFF-USAN-0814
1.787787.111

Fidelity®

Pennsylvania Municipal
Income Fund

and

Fidelity
Pennsylvania Municipal
Money Market Fund

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Pennsylvania Municipal Income Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Pennsylvania Municipal Money Market Fund
Investment Changes/Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Fidelity Pennsylvania Municipal Income Fund	.50%
Actual		$ 1,000.00	$ 1,058.80	$ 2.55
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Fidelity Pennsylvania Municipal Money Market Fund	.08%
Actual		$ 1,000.00	$ 1,000.05	$ .40
HypotheticalA		$ 1,000.00	$ 1,024.40	$ .40

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	22.9	26.7
Health Care	22.8	23.3
Education	14.9	15.0
Transportation	10.7	10.7
Electric Utilities	9.9	10.8
Weighted Average Maturity as of June 30, 2014
		6 months ago
Years	5.4	6.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2014
6 months ago
Years	6.6	7.6

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2014	As of December 31, 2013
AAA 0.7%	AAA 0.7%
AA,A 83.8%	AA,A 84.8%
BBB 12.9%	BBB 12.7%
BB and Below 0.7%	BB and Below 0.7%
Short-Term Investments and Net Other Assets 1.9%	Short-Term Investments and Net Other Assets 1.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.1%
	Principal Amount	Value
Guam - 0.6%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/17 (c)	$ 600,000	$ 651,132
6.25% 10/1/34 (c)	700,000	778,316
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/24 (FSA Insured)	900,000	1,046,268
		2,475,716
Pennsylvania - 95.6%
Adams County Indl. Dev. Auth. Rev. (Gettysburg College Proj.) Series 2010, 5% 8/15/24	1,000,000	1,108,620
Allegheny County Series C:
5% 12/1/28 (d)	1,000,000	1,138,260
5% 12/1/30 (d)	1,365,000	1,541,030
Allegheny County Arpt. Auth. Rev.:
(Pittsburgh Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,545,000	2,713,326
Series 2006 B:
5% 1/1/21 (FGIC Insured) (c)	3,190,000	3,569,929
5% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,650,000	1,844,189
Allegheny County Port Auth. Spl. Rev. 5% 3/1/17	2,000,000	2,206,760
Allegheny County Sanitation Auth. Swr. Rev.:
Series 2010, 5% 6/1/40 (FSA Insured)	6,690,000	7,281,664
Series A, 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,725,000	1,794,414
Annville-Cleona School District:
6% 3/1/28	80,000	82,277
6% 3/1/28 (Pre-Refunded to 3/1/15 @ 100)	190,000	197,342
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 A, 2.7%, tender 4/2/18 (b)	4,000,000	4,051,280
Berks County Muni. Auth. Rev. Series 2012 A, 5% 11/1/40	3,590,000	3,843,993
Bucks County Cmnty. College Auth. College Bldg. Rev. 5% 6/15/28	250,000	278,548
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2009 B, 7.125% 7/1/29	1,035,000	1,236,960
Central Bradford Prog. Auth. Rev. Series 2011, 5.375% 12/1/41	2,000,000	2,215,340
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46	2,000,000	2,364,040
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Chambersburg Area School District:
Series 2007, 5.25% 3/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000,000	$ 2,096,900
5.25% 3/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485,000	1,556,235
5.25% 3/1/27 (Pre-Refunded to 9/1/15 @ 100)	515,000	545,334
5.25% 3/1/29 (Pre-Refunded to 9/1/15 @ 100)	1,585,000	1,678,357
Commonwealth Fing. Auth. Rev. Series 2013 A2:
5% 6/1/24	800,000	918,592
5% 6/1/25	1,175,000	1,338,490
5% 6/1/26	1,250,000	1,414,525
5% 6/1/42	4,000,000	4,291,280
Cumberland County Muni. Auth. Rev. (Dickinson College Proj.) Series 2012:
5% 11/1/37	1,520,000	1,641,205
5% 11/1/42	3,000,000	3,217,140
Dauphin County Gen. Auth.:
(Pinnacle Health Sys. Proj.) Series 2009 A, 5.25% 6/1/17	3,000,000	3,277,920
5% 6/1/42	2,170,000	2,282,753
Delaware County Auth. College Rev. (Haverford College Proj.) Series 2010 A, 5% 11/15/31	4,090,000	4,508,407
Delaware County Auth. Univ. Rev.:
Series 2010, 5.25% 12/1/31	2,450,000	2,676,013
Series 2012:
5% 8/1/21	350,000	405,202
5% 8/1/22	300,000	348,117
Doylestown Hosp. Auth. Hosp. Rev. Series 2013 A, 5% 7/1/27	2,500,000	2,635,125
East Stroudsburg Area School District:
Series 2007 A, 7.5% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,197,580
Series A, 7.75% 9/1/27 (Pre-Refunded to 9/1/17 @ 100)	3,935,000	4,813,253
7.75% 9/1/27	4,265,000	5,120,047
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B, 5% 7/1/23	2,600,000	2,718,846
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	2,750,000	2,946,653
Fox Chapel Area School District Series 2013:
4% 8/1/22	500,000	553,385
5% 8/1/31	3,080,000	3,490,441
5% 8/1/34	1,000,000	1,119,730
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5.3% 7/1/30	$ 1,770,000	$ 1,905,228
5.375% 7/1/42	2,130,000	2,241,825
Indiana County Hosp. Auth. Series 2014 A, 6% 6/1/39	1,625,000	1,800,988
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2006, 5% 11/1/20	1,065,000	1,135,524
Lower Paxton Township Series 2014:
5% 4/1/40	3,420,000	3,771,952
5% 4/1/44	1,295,000	1,422,713
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) Series 2009, 5.5% 12/1/39	2,500,000	2,756,100
Lycoming County Auth. Health Sys. Rev. (Susquehanna Health Sys.) Series 2009 A, 5.5% 7/1/21	3,500,000	3,913,385
Mifflin County School District Series 2007:
7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,316,981
7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	1,175,000	1,370,685
Monroe County Hosp. Auth. Rev. (Pocono Med. Ctr. Proj.) Series 2012 A:
5% 1/1/32	1,400,000	1,459,486
5% 1/1/41	1,750,000	1,798,405
Monroeville Fin. Auth. UPMC Rev. Series 2012:
5% 2/15/26	1,500,000	1,750,665
5% 2/15/27	3,625,000	4,223,995
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 2009 A, 5% 6/1/17	2,000,000	2,220,420
Series 2012 A:
5% 6/1/23	3,850,000	4,342,338
5% 6/1/24	1,500,000	1,672,920
Series A, 6% 6/1/16 (AMBAC Insured)	1,000,000	1,097,410
Montgomery County Higher Ed. & Health Auth. Rev. (Dickinson College Proj.) Series 2006 FF1, 5% 5/1/28 (CDC IXIS Finl. Guaranty Insured)	900,000	940,752
Mount Lebanon School District Series 2009 A, 5% 2/15/15	500,000	515,005
Northampton County Gen. Oblig. Series 2012 B:
5% 10/1/23	1,000,000	1,190,920
5% 10/1/25	2,500,000	2,934,475
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St. Luke's Hosp. Proj.) Series 2010 A, 5.25%: 8/15/16	1,245,000	1,342,434
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Northampton County Gen. Purp. Auth. Hosp. Rev.: - continued
(St. Luke's Hosp. Proj.) Series 2010 A, 5.25%: 8/15/18	$ 1,450,000	$ 1,634,687
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/24	1,745,000	1,945,553
5% 3/1/25	3,255,000	3,601,202
Pennsylvania Econ. Dev. Fing. Auth. Health Sys. Rev. (Albert Einstein Med. Ctr. Proj.) Series 2009 A, 5.25% 10/15/15	2,000,000	2,087,880
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2009, 1.75%, tender 12/1/15 (b)	4,000,000	4,077,600
Pennsylvania Gen. Oblig.:
First Series 2007 A, 5% 11/1/23	9,710,000	11,032,686
First Series 2008, 5% 5/15/27	805,000	888,720
Second Series 2005, 5% 1/1/25 (Pre-Refunded to 1/1/16 @ 100)	9,900,000	10,601,019
Second Series 2007 A, 5% 8/1/25	2,500,000	2,792,625
Second Series 2009, 5% 4/15/25	500,000	575,730
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Slippery Rock Univ. Proj.) Series 2007 A, 5% 7/1/39 (XL Cap. Assurance, Inc. Insured)	2,500,000	2,520,725
(Thomas Jefferson Univ. Proj.) Series 2012:
5% 3/1/18	250,000	281,530
5% 3/1/20	300,000	346,200
5% 3/1/22	275,000	319,946
5% 3/1/23	585,000	675,523
5% 3/1/42	3,950,000	4,216,862
(Univ. of Pennsylvania Health Sys. Proj.):
Series 2005 A, 5% 8/15/17 (AMBAC Insured)	3,000,000	3,144,930
Series 2009 A, 5.25% 8/15/22	2,655,000	3,058,666
Series 2011 A, 5.75% 8/15/41	4,980,000	5,511,615
First Series 2012, 5% 4/1/20	750,000	871,950
First Series:
5% 4/1/21	500,000	584,215
5% 4/1/22	600,000	704,076
5% 4/1/23	800,000	927,176
5% 4/1/24	1,100,000	1,264,087
Series 2010 E, 5% 5/15/31	2,500,000	2,723,525
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.: - continued
Series 2010:
5% 9/1/30	$ 1,150,000	$ 1,300,558
5% 9/1/31	1,025,000	1,151,762
Series 2011 A, 5% 9/1/41	2,000,000	2,190,460
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School Dstrict of Harrisburg Proj.) Series 2014 B2:
5% 12/1/24 (Build America Mutual Assurance Insured)	1,250,000	1,455,075
5% 12/1/25 (Build America Mutual Assurance Insured)	1,250,000	1,437,100
5% 12/1/26 (Build America Mutual Assurance Insured)	1,250,000	1,425,263
5% 12/1/27 (Build America Mutual Assurance Insured)	1,010,000	1,143,088
Pennsylvania State Univ.:
Series 2005, 5% 9/1/29	1,550,000	1,617,503
Series 2008 A, 5% 8/15/29	3,945,000	4,332,675
Series 2010, 5% 3/1/40	4,385,000	4,867,262
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Series 2003 C, 5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,288,990
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2006 A:
5% 12/1/23 (AMBAC Insured)	7,695,000	8,146,466
5% 12/1/25 (AMBAC Insured)	4,345,000	4,578,935
5% 12/1/26 (AMBAC Insured)	3,500,000	3,681,020
Series 2008 B1, 5.5% 6/1/33	4,000,000	4,366,320
Series 2008 C4, 6.25% 6/1/38 (Assured Guaranty Corp. Insured)	2,000,000	2,237,340
Series 2013 A2, 0% 12/1/38 (a)	2,500,000	2,186,450
Series 2014 A, 5% 12/1/31	865,000	975,755
Series 2014 A2, 0% 12/1/40 (a)	5,500,000	3,510,815
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.):
Eighteenth Series:
5.25% 8/1/17 (Assured Guaranty Corp. Insured)	1,500,000	1,505,115
5.25% 8/1/19 (Assured Guaranty Corp. Insured)	1,000,000	1,003,210
5.25% 8/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,003,130
Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	2,700,000	2,708,721
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Gas Works Rev.: - continued
(1998 Gen. Ordinance Proj.):
Fifth Series A1:
5% 9/1/33 (FSA Insured)	$ 2,800,000	$ 2,811,144
5.25% 9/1/17 (Assured Guaranty Corp. Insured)	3,665,000	3,690,838
5.25% 9/1/18 (Assured Guaranty Corp. Insured)	3,340,000	3,362,779
Ninth Series, 5.25% 8/1/40	8,665,000	9,720,137
Seventh Series, 5% 10/1/37 (AMBAC Insured)	5,245,000	5,708,134
Series 1998 A, 5.25% 8/1/17	3,555,000	3,981,849
Philadelphia Gen. Oblig.:
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	6,000,000	6,459,840
Series 2008 B, 7.125% 7/15/38 (Pre-Refunded to 7/15/16 @ 100)	3,550,000	4,039,226
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev. (Jefferson Health Sys. Proj.) Series 2010 B, 5.25% 5/15/30	4,000,000	4,433,040
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (Children's Hosp. of Philadelphia Proj.) Series 2011 D, 5% 7/1/32	2,500,000	2,768,450
Philadelphia Redev. Auth. Rev.:
(Philadelphia Neighborhood Transformation Initiative Proj.) Series 2005 C, 5% 4/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,012,060
Series 2012:
5% 4/15/21	1,000,000	1,138,330
5% 4/15/25	2,230,000	2,470,483
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	2,900,000	3,012,201
Series 2005 D, 5.5% 6/1/16 (FSA Insured)	2,030,000	2,221,165
Series 2010 C, 5% 9/1/21	4,000,000	4,530,960
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2010 C, 5% 8/1/40 (FSA Insured)	4,000,000	4,294,120
Series 2011 A, 5% 1/1/41	2,715,000	2,899,321
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2012, 5% 2/1/25 (FSA Insured)	2,250,000	2,500,695
Pittsburgh Gen. Oblig.:
Series 2006 B:
5.25% 9/1/15 (FSA Insured)	2,000,000	2,109,840
5.25% 9/1/16 (FSA Insured)	3,000,000	3,294,270
Series 2012 A, 5% 9/1/22	2,000,000	2,330,060
Pittsburgh School District Series 2012 A, 5% 9/1/21 (FSA Insured)	4,000,000	4,668,960
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Sys. Proj.) Series 2010, 5.25% 7/1/23	$ 1,000,000	$ 1,114,480
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	2,500,000	2,822,050
Southeastern Pennsylvania Trans. Auth. Rev. Series 2010, 5% 3/1/16	1,500,000	1,613,340
State Pub. School Bldg. Auth. College Rev.:
(Delaware County Cmnty. College Proj.) Series 2008, 5% 10/1/20 (FSA Insured)	1,000,000	1,100,080
(Montgomery County Cmnty. College Proj.) Series 2008:
5% 5/1/27 (FSA Insured)	1,775,000	1,902,392
5% 5/1/28 (FSA Insured)	1,000,000	1,070,280
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. (Univ. Cap. Proj.):
Series 2000 B, 5.25% 9/15/34	2,000,000	2,254,080
Series 2000 C, 5% 9/15/35	2,000,000	2,209,420
Series 2007 B, 5.25% 9/15/28	2,500,000	2,875,300
Series 2009 A, 5% 9/15/16	1,150,000	1,263,609
Series 2009 B:
5% 9/15/28	2,000,000	2,284,220
5.5% 9/15/24	5,250,000	6,196,838
West Shore Area Auth. Hosp. Rev.:
(Holy Spirit Hosp. Charity Proj.) Series 2011 B, 6% 1/1/28	7,375,000	8,486,781
Series 2011 B, 5.75% 1/1/41	1,500,000	1,646,145
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A:
5% 7/1/19	1,000,000	1,107,780
5% 7/1/25	4,465,000	4,836,890
5.25% 7/1/20	1,000,000	1,119,690
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2001 A:
0% 8/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,454,650
0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,133,325
0% 8/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,550,000	5,070,224
Wilson School District Series 2007, 5.25% 6/1/25 (XL Cap. Assurance, Inc. Insured)	5,740,000	6,060,923
		412,966,248
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania, New Jersey - 1.6%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2012 A:
5% 7/1/22	$ 500,000	$ 582,975
5% 7/1/23	1,000,000	1,151,970
Series A, 5% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,425,000	1,537,433
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2010 D, 5% 1/1/30	3,500,000	3,805,935
		7,078,313
Puerto Rico - 0.3%
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2011 C:
0% 8/1/39	8,200,000	1,384,652
0% 8/1/41	1,200,000	174,000
		1,558,652
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $403,763,567)	424,078,929
NET OTHER ASSETS (LIABILITIES) - 1.9%	7,997,200
NET ASSETS - 100%	$ 432,076,129
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	22.9%
Health Care	22.8%
Education	14.9%
Transportation	10.7%
Electric Utilities	9.9%
Water & Sewer	6.5%
Escrowed/Pre-Refunded	5.0%
Others* (Individually Less Than 5%)	7.3%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $403,763,567)		$ 424,078,929
Cash		5,592,573
Receivable for fund shares sold		362,658
Interest receivable		5,517,218
Other receivables		728
Total assets		435,552,106

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 2,662,072
Payable for fund shares redeemed	144,240
Distributions payable	403,015
Accrued management fee	129,132
Other affiliated payables	112,962
Other payables and accrued expenses	24,556
Total liabilities		3,475,977

Net Assets		$ 432,076,129
Net Assets consist of:
Paid in capital		$ 411,598,897
Undistributed net investment income		42,986
Accumulated undistributed net realized gain (loss) on investments		118,884
Net unrealized appreciation (depreciation) on investments		20,315,362
Net Assets, for 38,633,183 shares outstanding		$ 432,076,129
Net Asset Value, offering price and redemption price per share ($432,076,129 ÷ 38,633,183 shares)		$ 11.18

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Interest		$ 8,010,017

Expenses
Management fee	$ 751,417
Transfer agent fees	168,113
Accounting fees and expenses	53,830
Custodian fees and expenses	5,050
Independent trustees' compensation	824
Registration fees	18,497
Audit	27,041
Legal	509
Miscellaneous	1,537
Total expenses before reductions	1,026,818
Expense reductions	(920)	1,025,898
Net investment income (loss)		6,984,119
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		173,503
Change in net unrealized appreciation (depreciation) on investment securities		16,698,953
Net gain (loss)		16,872,456
Net increase (decrease) in net assets resulting from operations		$ 23,856,575

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,984,119	$ 15,124,716
Net realized gain (loss)	173,503	3,170,536
Change in net unrealized appreciation (depreciation)	16,698,953	(30,930,637)
Net increase (decrease) in net assets resulting from operations	23,856,575	(12,635,385)
Distributions to shareholders from net investment income	(6,990,254)	(15,129,379)
Distributions to shareholders from net realized gain	(1,230,514)	(1,764,369)
Total distributions	(8,220,768)	(16,893,748)
Share transactions Proceeds from sales of shares	34,175,193	85,032,725
Reinvestment of distributions	5,433,663	11,170,075
Cost of shares redeemed	(27,662,942)	(149,805,023)
Net increase (decrease) in net assets resulting from share transactions	11,945,914	(53,602,223)
Redemption fees	1,013	2,282
Total increase (decrease) in net assets	27,582,734	(83,129,074)

Net Assets
Beginning of period	404,493,395	487,622,469
End of period (including undistributed net investment income of $42,986 and undistributed net investment income of $49,121, respectively)	$ 432,076,129	$ 404,493,395
Other Information Shares
Sold	3,091,540	7,665,675
Issued in reinvestment of distributions	491,871	1,011,043
Redeemed	(2,515,665)	(13,625,413)
Net increase (decrease)	1,067,746	(4,948,695)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 11.47	$ 11.10	$ 10.51	$ 10.78	$ 10.21
Income from Investment Operations
Net investment income (loss) D	.185	.370	.387	.415	.418	.407
Net realized and unrealized gain (loss)	.444	(.654)	.395	.590	(.197)	.569
Total from investment operations	.629	(.284)	.782	1.005	.221	.976
Distributions from net investment income	(.186)	(.370)	(.386)	(.415)	(.418)	(.407)
Distributions from net realized gain	(.033)	(.046)	(.026)	-	(.073)	-
Total distributions	(.219)	(.416)	(.412)	(.415)	(.491)	(.407)
Redemption fees added to paid in capital D	- F	- F	- F	- F	- F	.001
Net asset value, end of period	$ 11.18	$ 10.77	$ 11.47	$ 11.10	$ 10.51	$ 10.78
Total ReturnB, C	5.88%	(2.50)%	7.13%	9.76%	2.02%	9.70%
Ratios to Average Net Assets E
Expenses before reductions	.50% A	.49%	.49%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.50% A	.49%	.49%	.50%	.50%	.51%
Expenses net of all reductions	.50% A	.49%	.48%	.50%	.50%	.51%
Net investment income (loss)	3.39% A	3.33%	3.40%	3.87%	3.85%	3.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 432,076	$ 404,493	$ 487,622	$ 424,693	$ 430,961	$ 428,569
Portfolio turnover rate	7% A	9%	16%	12%	19%	8%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 6/30/14	% of fund's investments 12/31/13	% of fund's investments 6/30/13
1 - 7	86.1	88.7	86.3
8 - 30	2.8	0.5	0.6
31 - 60	1.8	2.9	4.3
61 - 90	3.5	0.0	1.0
91 - 180	1.4	1.3	3.3
> 180	4.4	6.6	4.5
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	6/30/14	12/31/13	6/30/13
Fidelity Pennsylvania Municipal Money Market Fund	26 Days	22 Days	27 Days
Pennsylvania Tax-Free Money Market Funds Average*	33 Days	22 Days	33 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	6/30/14	12/31/13	6/30/13
Fidelity Pennsylvania Municipal Money Market Fund	26 Days	22 Days	27 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.
Asset Allocation (% of fund's net assets)
As of June 30, 2014	As of December 31, 2013
Variable Rate Demand Notes (VRDNs) 70.8%	Variable Rate Demand Notes (VRDNs) 77.8%
Other Municipal Debt 18.4%	Other Municipal Debt 11.7%
Investment Companies 10.7%	Investment Companies 9.3%
Net Other Assets (Liabilities) 0.1%	Net Other Assets (Liabilities) 1.2%

Current and Historical Seven-Day Yields

	6/30/14	3/31/14	12/31/13	9/30/13	6/30/13
Fidelity Pennsylvania Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending June 30, 2014, the most recent period shown in the table, would have been -0.42%.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 70.8%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.36% 7/7/14, VRDN (b)(e)	$ 400,000	$ 400,000
District Of Columbia - 0.1%
District of Columbia Rev. (American Psychological Assoc. Proj.) Series 2003, 0.12% 7/7/14, LOC Bank of America NA, VRDN (b)	800,000	800,000
Florida - 0.4%
Collier County Hsg. Fin. Auth. Multi-family Rev. (George Washington Carver Apts. Proj.) Series 2005, 0.13% 7/7/14, LOC PNC Bank NA, VRDN (b)(e)	3,240,000	3,240,000
Georgia - 0.1%
Coweta County Dev. Auth. Rev. (W. Y. Industries, Inc. Proj.) Series 2007, 0.2% 7/7/14, LOC Wells Fargo Bank NA, VRDN (b)(e)	655,000	655,000
Iowa - 0.4%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.09% 7/7/14, VRDN (b)	3,200,000	3,200,000
Louisiana - 0.2%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.3% 7/7/14, VRDN (b)	300,000	300,000
Series 2010 B1, 0.3% 7/7/14, VRDN (b)	780,000	780,000
		1,080,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.36% 7/7/14, VRDN (b)(e)	400,000	400,000
New Jersey - 0.0%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2012 A, 0.24% 7/7/14, VRDN (b)(e)	300,000	300,000
Pennsylvania, New Jersey - 1.1%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2010 B, 0.05% 7/7/14, LOC Barclays Bank PLC, VRDN (b)	7,700,000	7,700,000
New York - 0.0%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.12% 7/7/14, LOC KeyBank NA, VRDN (b)	100,000	100,000
North Carolina - 0.3%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.1% 7/7/14, LOC Cr. Industriel et Commercial, VRDN (b)	2,200,000	2,200,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - 67.9%
Allegheny County Hosp. Dev. Auth. Rev.:
(Children's Institute Pittsburgh Proj.) Series 2005 A, 0.06% 7/7/14, LOC PNC Bank NA, VRDN (b)	$ 2,990,000	$ 2,990,000
(Jefferson Reg'l. Med. Ctr.) Series 2010 A, 0.06% 7/7/14, LOC PNC Bank NA, VRDN (b)	8,305,000	8,305,000
(South Hills Health Sys. Proj.) Series 2000 A, 0.06% 7/7/14, LOC PNC Bank NA, VRDN (b)	4,200,000	4,200,000
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.06% 7/7/14, LOC PNC Bank NA, VRDN (b)	2,600,000	2,600,000
Allegheny County Indl. Dev. Auth. Rev.:
(The Watson Institute Friendship Academy Proj.) Series 2010, 0.06% 7/7/14, LOC PNC Bank NA, VRDN (b)	3,530,000	3,530,000
(Union Elec. Steel Co. Proj.) Series 1996 A, 0.09% 7/7/14, LOC PNC Bank NA, VRDN (b)(e)	3,120,000	3,120,000
(United Jewish Federation Proj.) Series 1996 A, 0.06% 7/7/14, LOC PNC Bank NA, VRDN (b)	4,315,000	4,315,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Seris 2008 C, 0.04% 7/1/14, LOC Bank of Nova Scotia, VRDN (b)(e)	5,000,000	5,000,000
Berks County Muni. Auth. Rev. Participating VRDN:
Series MS 3374, 0.08% 7/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	8,420,000	8,420,000
Series Putters 3779 Z, 0.07% 7/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,000,000	5,000,000
Bucks County Indl. Dev. Auth. Hosp. Rev. (Grand View Hosp. Proj.) Series 2008 A, 0.05% 7/7/14, LOC TD Banknorth, NA, VRDN (b)	3,865,000	3,865,000
Bucks County Indl. Dev. Auth. Rev.:
(Lutheran Cmnty. at Telford Healthcare Ctr., Inc. Proj.) Series 2007 B, 0.26% 7/7/14, LOC Citizens Bank of Pennsylvania, VRDN (b)	3,500,000	3,500,000
(Snowball Real Estate LP Proj.) 0.25% 7/7/14, LOC Wells Fargo Bank NA, VRDN (b)(e)	1,210,000	1,210,000
Cambria County Indl. Dev. Auth. Rev. (American Nat'l. Red Cross Proj.) Series 2008, 0.1% 7/7/14, LOC JPMorgan Chase Bank, VRDN (b)	400,000	400,000
Chester County Health & Ed. Auth. Rev. 0.07% 7/7/14, LOC Manufacturers & Traders Trust Co., VRDN (b)	7,600,000	7,600,000
Chester County Indl. Dev. Auth. Student Hsg. Rev. (West Chester Univ. Proj.) Series 2008 A2, 0.06% 7/7/14, LOC TD Banknorth, NA, VRDN (b)	31,645,000	31,645,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Crawford County Indl. Dev. Auth. College Rev. (Allegheny College Proj.) Series 2009 B, 0.07% 7/7/14, LOC PNC Bank NA, VRDN (b)	$ 2,000,000	$ 2,000,000
Cumberland County Muni. Auth. Rev.:
(Diakon Lutheran Social Ministries Proj.) Series 2014 B, 0.06% 7/7/14, LOC Manufacturers & Traders Trust Co., VRDN (b)	7,455,000	7,455,000
(Presbyterian Homes Proj.) Series 2008 B, 0.05% 7/7/14, LOC Bank of America NA, VRDN (b)	9,300,000	9,300,000
Delaware County Indl. Dev. Auth. Rev.:
(The Agnes Irwin School Proj.) Series 2003, 0.4% 7/7/14, LOC Citizens Bank of Pennsylvania, VRDN (b)	8,385,000	8,385,000
Series 2013 A, 0.1% 7/7/14, LOC Bank of America NA, VRDN (b)	7,235,000	7,235,000
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 B, 0.08% 7/7/14, LOC Manufacturers & Traders Trust Co., VRDN (b)	12,900,000	12,900,000
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series Putters 3446, 0.07% 7/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,600,000	6,600,000
Series Putters 3915 Z, 0.07% 7/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,285,000	6,285,000
Haverford Township School District Series 2009, 0.06% 7/7/14, LOC TD Banknorth, NA, VRDN (b)	8,110,000	8,110,000
Luzerne County Convention Ctr. Series 2012, 0.06% 7/7/14, LOC PNC Bank NA, VRDN (b)	2,265,000	2,265,000
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Kingswood Apts. Proj.) Series 2001 A, 0.06% 7/7/14, LOC Fannie Mae, VRDN (b)	12,675,000	12,675,000
Northampton Indl. Dev. Auth. Rev. (Ultra-Poly Corp./Portland Ind. Park Proj.) Series 1997, 0.13% 7/7/14, LOC PNC Bank NA, VRDN (b)(e)	212,000	212,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Leidy's, Inc. Proj.) Series 1995 D7, 0.11% 7/7/14, LOC PNC Bank NA, VRDN (b)(e)	700,000	700,000
Series 2002 B5, 0.09% 7/7/14, LOC PNC Bank NA, VRDN (b)(e)	4,700,000	4,700,000
Series 2004 B, 0.07% 7/7/14, LOC PNC Bank NA, VRDN (b)	1,000,000	1,000,000
Series 2004 D2, 0.11% 7/7/14, LOC PNC Bank NA, VRDN (b)(e)	800,000	800,000
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) Series 2007, 0.09% 7/7/14, LOC Citibank NA, VRDN (b)(e)	5,700,000	5,700,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Gen. Oblig. Participating VRDN:
Series MS 3382, 0.08% 7/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	$ 5,000,000	$ 5,000,000
Series Putters 3352Z, 0.07% 7/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,215,000	4,215,000
Series Putters 4014, 0.07% 7/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,000,000	3,000,000
Series ROC II R 11505, 0.06% 7/7/14 (Liquidity Facility Citibank NA) (b)(f)	11,000,000	11,000,000
Series ROC II R 14070, 0.07% 7/7/14 (Liquidity Facility Citibank NA) (b)(f)	8,000,000	8,000,000
Pennsylvania Higher Edl. Facilities Auth. College & Univ. Revs. (St. Josephs Univ. Proj.) Series 2008 A, 0.06% 7/7/14, LOC TD Banknorth, NA, VRDN (b)	11,800,000	11,800,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
Second Series, 0.05% 7/7/14, LOC JPMorgan Chase Bank, VRDN (b)	3,710,000	3,710,000
Series B, 0.05% 7/7/14, LOC JPMorgan Chase Bank, VRDN (b)	2,755,000	2,755,000
(Univ. of Pennsylvania Health Sys. Proj.) Series 2008 A, 0.06% 7/7/14, LOC Bank of America NA, VRDN (b)	16,255,000	16,255,000
Participating VRDN:
ROC II R 11721, 0.07% 7/7/14 (Liquidity Facility Citibank NA) (b)(f)	7,500,000	7,500,000
Series MS 3252, 0.08% 7/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	5,840,000	5,840,000
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. Participating VRDN Series Putters 3481, 0.07% 7/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,035,000	5,035,000
Pennsylvania State Pub. School Participating VRDN Series Solar 06 161, 0.06% 7/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	3,760,000	3,760,000
Philadelphia Arpt. Rev.:
Series 2005 C1, 0.05% 7/7/14, LOC TD Banknorth, NA, VRDN (b)(e)	20,905,000	20,905,000
Series 2005 C2, 0.05% 7/7/14, LOC Royal Bank of Canada, VRDN (b)(e)	13,900,000	13,900,000
Philadelphia Auth. for Indl. Dev. Rev.:
(Spl. People in Northeast, Inc. Proj.) Series 2006, 0.4% 7/7/14, LOC Citizens Bank of Pennsylvania, VRDN (b)	1,700,000	1,700,000
(The Franklin Institute Proj.) Series 2006, 0.09% 7/7/14, LOC Bank of America NA, VRDN (b)	8,700,000	8,700,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Auth. for Indl. Dev. Rev.: - continued
(William Penn Charter School Proj.) Series 2008, 0.06% 7/7/14, LOC PNC Bank NA, VRDN (b)	$ 4,400,000	$ 4,400,000
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2007 B2, 0.05% 7/7/14, LOC TD Banknorth, NA, VRDN (b)	26,600,000	26,600,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.):
Eighth Series B, 0.04% 7/7/14, LOC Wells Fargo Bank NA, VRDN (b)	16,850,000	16,850,000
Eighth Series C, 0.05% 7/7/14, LOC Barclays Bank PLC, VRDN (b)	3,000,000	3,000,000
Eighth Series D, 0.05% 7/7/14, LOC Royal Bank of Canada, VRDN (b)	17,800,000	17,800,000
Fifth Series A2, 0.03% 7/7/14, LOC JPMorgan Chase Bank, VRDN (b)	9,300,000	9,300,000
Philadelphia Gen. Oblig. Series 2009 B, 0.05% 7/7/14, LOC Bank of New York, New York, VRDN (b)	3,450,000	3,450,000
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. Participating VRDN Series Putters 3975, 0.07% 7/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,665,000	3,665,000
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B1, 0.08% 7/7/14, LOC Bank of America NA, VRDN (b)	12,300,000	12,300,000
RBC Muni. Products, Inc. Trust Participating VRDN:
Series RBC E 28, 0.06% 7/7/14 (Liquidity Facility Royal Bank of Canada) (b)(f)	11,155,000	11,155,000
Series RBC E 29, 0.06% 7/7/14 (Liquidity Facility Royal Bank of Canada) (b)(f)	6,500,000	6,500,000
Series RBC E 30, 0.06% 7/7/14 (Liquidity Facility Royal Bank of Canada) (b)(f)	6,000,000	6,000,000
Series RBC E 45, 0.06% 7/7/14 (Liquidity Facility Royal Bank of Canada) (a)(b)(f)	8,200,000	8,200,000
Ridley School District Series 2009, 0.06% 7/7/14, LOC TD Banknorth, NA, VRDN (b)	4,440,000	4,440,000
Schuylkill County Indl. Dev. Auth. Rev. (KP Tamaqua LP Proj.) Series 2007, 0.18% 7/7/14, LOC Citizens Bank of Pennsylvania, VRDN (b)(e)	435,000	435,000
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Ctr. Proj.) Series A, 0.1% 7/7/14, LOC PNC Bank NA, VRDN (b)	13,500,000	13,500,000
Washington County Auth. Rev. 0.03% 7/7/14, VRDN (b)	7,480,000	7,480,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Washington County Hosp. Auth. Rev. (Monongahela Valley Hosp. Proj.) Series 2011 A, 0.06% 7/7/14, LOC PNC Bank NA, VRDN (b)	$ 1,380,000	$ 1,380,000
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 B, 0.06% 7/7/14, LOC PNC Bank NA, VRDN (b)	7,145,000	7,145,000
		488,697,000
Texas - 0.1%
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.1% 7/7/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	300,000	300,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.19% 7/1/14, VRDN (b)	200,000	200,000
Series 2004, 0.25% 7/7/14, VRDN (b)(e)	200,000	200,000
		700,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $509,472,000)		509,472,000
Other Municipal Debt - 18.4%

Kentucky - 0.2%
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 B, 0.25% tender 7/1/14, CP mode (e)	1,100,000	1,100,000
Massachusetts - 0.1%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 A, 0.27% tender 8/11/14, CP mode	900,000	900,000
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A2, 0.32% tender 8/11/14, CP mode (e)	1,900,000	1,900,000
Series 1990 B, 0.37% tender 7/31/14, CP mode	800,000	800,000
		2,700,000
Pennsylvania - 17.7%
Allegheny County Hosp. Dev. Auth. Rev. Bonds:
(Pittsburgh Med. Ctr. Proj.) Series A, 5% 9/1/14	14,870,000	14,991,802
3% 10/15/14	1,000,000	1,008,309
Other Municipal Debt - continued
	Principal Amount	Value
Pennsylvania - continued
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Bonds Series 2012 A:
3% 1/1/15	$ 2,620,000	$ 2,657,477
4% 7/1/14	25,160,000	25,160,000
5% 7/1/15	5,200,000	5,452,458
Geisinger Auth. Health Sys. Rev. Bonds Series WF 11 69C, 0.13%, tender 7/31/14 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	1,600,000	1,600,000
Monroeville Fin. Auth. UPMC Rev. Bonds Series 2013 B, 1.25% 7/1/14	1,590,000	1,590,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Bonds Series 2013 A, 1.25% 7/1/14	2,100,000	2,100,000
Pennsylvania Gen. Oblig. Bonds:
Series 2006, 5% 10/1/14	1,165,000	1,179,165
Series 2010 A, 5% 2/15/15	1,150,000	1,184,705
Series 2012:
5% 7/1/14	3,000,000	3,000,000
5% 6/1/15	6,800,000	7,104,763
Series 2014, 5% 7/1/15	3,000,000	3,145,747
Series I, 5% 9/1/14	9,040,000	9,114,678
Third Series 2010 A, 5% 7/15/14	2,175,000	2,179,081
4% 11/15/14	8,000,000	8,116,162
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series WF 11 26C, 0.13%, tender 8/28/14 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	5,000,000	5,000,000
Pennsylvania State Univ. Bonds:
Series 2002, 5.25% 8/15/14	1,400,000	1,408,899
Series B, 5% 8/15/14	1,000,000	1,006,007
Philadelphia Arpt. Rev. Bonds Series 2010 D, 5% 6/15/15 (e)	4,545,000	4,751,469
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed.:
BAN:
Series 2014, 2% 7/22/15	7,000,000	7,138,670
2% 7/11/14	7,800,000	7,803,884
Bonds (Univ. Cap. Proj.):
Series 2005 C, 0.09% tender 7/30/14, CP mode	10,000,000	10,000,000
Series 2009 B, 5% 9/15/14	1,100,000	1,111,019
		127,804,295
Other Municipal Debt - continued
	Principal Amount	Value
Virginia - 0.0%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.5% tender 7/16/14, CP mode (e)	$ 200,000	$ 200,000
TOTAL OTHER MUNICIPAL DEBT (Cost $132,704,295)		132,704,295
Investment Company - 10.7%
	Shares
Fidelity Municipal Cash Central Fund, 0.06% (c)(d) (Cost $77,180,800)	77,180,800	77,180,800
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $719,357,095)		719,357,095
NET OTHER ASSETS (LIABILITIES) - 0.1%		773,007
NET ASSETS - 100%		$ 720,130,102
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,200,000 or 1.1% of net assets.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,000,000 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series WF 11 26C, 0.13%, tender 8/28/14 (Liquidity Facility Wells Fargo Bank NA)	5/30/13	$ 5,000,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 20,366
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $642,176,295)	$ 642,176,295
Fidelity Central Funds (cost $77,180,800)	77,180,800
Total Investments (cost $719,357,095)		$ 719,357,095
Cash		230,033
Receivable for fund shares sold		11,217,555
Interest receivable		1,549,745
Distributions receivable from Fidelity Central Funds		4,341
Other receivables		34
Total assets		732,358,803

Liabilities
Payable for investments purchased	$ 7,415,867
Payable for fund shares redeemed	4,766,682
Distributions payable	245
Accrued management fee	45,677
Other affiliated payables	230
Total liabilities		12,228,701

Net Assets		$ 720,130,102
Net Assets consist of:
Paid in capital		$ 720,099,264
Undistributed net investment income		135
Accumulated undistributed net realized gain (loss) on investments		30,703
Net Assets, for 719,923,803 shares outstanding		$ 720,130,102
Net Asset Value, offering price and redemption price per share ($720,130,102 ÷ 719,923,803 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Interest		$ 301,802
Income from Fidelity Central Funds		20,366
Total income		322,168

Expenses
Management fee	$ 1,876,496
Independent trustees' compensation	1,480
Total expenses before reductions	1,877,976
Expense reductions	(1,593,188)	284,788
Net investment income (loss)		37,380
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		27,577
Net increase in net assets resulting from operations		$ 64,957

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 37,380	$ 77,919
Net realized gain (loss)	27,577	14,650
Net increase in net assets resulting from operations	64,957	92,569
Distributions to shareholders from net investment income	(37,245)	(78,107)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	919,128,628	1,970,739,620
Reinvestment of distributions	35,758	75,597
Cost of shares redeemed	(988,757,800)	(1,969,619,379)
Net increase (decrease) in net assets and shares resulting from share transactions	(69,593,414)	1,195,838
Total increase (decrease) in net assets	(69,565,702)	1,210,300

Net Assets
Beginning of period	789,695,804	788,485,504
End of period (including undistributed net investment income of $135 and $0, respectively)	$ 720,130,102	$ 789,695,804

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	- F	- F	.001
Distributions from net investment income	- F	- F	- F	- F	- F	(.001)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	-%	.01%	.01%	.01%	.01%	.09%
Ratios to Average Net AssetsD, E
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.53%
Expenses net of fee waivers, if any	.08%A	.11%	.18%	.22%	.30%	.49%
Expenses net of all reductions	.08%A	.11%	.18%	.22%	.30%	.49%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.01%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 720,130	$ 789,696	$ 788,486	$ 686,162	$ 670,790	$ 678,148

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

Fidelity® Pennsylvania Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Pennsylvania Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Pennsylvania.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Income Fund attempts to obtain prices

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations.

Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Pennsylvania Municipal Income Fund	$ 403,758,359	$ 21,981,482	$ (1,660,912)	$ 20,320,570
Fidelity Pennsylvania Municipal Money Market Fund	719,357,095	-	-	-

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days may be subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform

Semiannual Report

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $22,261,495 and $13,860,324, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Income Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Money Market Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .50% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to the investment adviser by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC),

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

an affiliate of the investment adviser, under which FIIOC performs the activities associated with the Funds' transfer agency, dividend disbursing and shareholder servicing functions. Under the terms of the management fee contract, the investment adviser pays transfer agent fees on behalf of the Money Market Fund. The Income Fund pays Citibank account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the Income Fund's transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Pennsylvania Municipal Income Fund	.08%

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains each Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Pennsylvania Municipal Income Fund	$ 383

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $1,592,970.

Semiannual Report

7. Expense Reductions - continued

Through arrangements with the Income Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

Custody expense reduction

Fidelity Pennsylvania Municipal Income Fund	$ 920

In addition, through an arrangement with the Money Market Fund's custodian, $218 of credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

PFR-USAN-0814
1.787788.111

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Municipal Trust II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 22, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 22, 2014